UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Table of Contents

Shareholder Letter	2

Management's Discussion and Analysis:
Davis Opportunity Fund	3
Davis Government Bond Fund	4
Davis Financial Fund	4
Davis Appreciation & Income Fund	5
Davis Real Estate Fund	6

Fund Overview:
Davis Opportunity Fund	11
Davis Government Bond Fund	12
Davis Government Money Market Fund	13
Davis Financial Fund	14
Davis Appreciation & Income Fund	15
Davis Real Estate Fund	16

Expense Example	17

Schedule of Investments:
Davis Opportunity Fund	20
Davis Government Bond Fund	25
Davis Government Money Market Fund	27
Davis Financial Fund	30
Davis Appreciation & Income Fund	32
Davis Real Estate Fund	36

Statements of Assets and Liabilities	39

Statements of Operations	41

Statements of Changes in Net Assets	42

Notes to Financial Statements	44

Financial Highlights	57

Fund Information	65

Director Approval of Advisory Agreements	66

Directors and Officers	71

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust. We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis

President

August 4, 2006

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 2.71%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 2.5% in the second quarter after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4% and ended the second quarter at about 5.1%.

Davis Opportunity Fund

Performance Overview

Davis Opportunity Fund’s Class A shares delivered a total return on net asset value of 6.01% for the six-month period ended June 30 20062, compared with a return of 3.23% for the Russell 3000® Index1. In late 2005, the Board of Directors approved a change in benchmarks from the Dow Jones Wilshire 5000 Index1, which returned 3.51% for the six-month period ended June 30, 2006. Experience has demonstrated that Davis Opportunity Fund does not often invest in companies with very small market capitalization. Thus, the Board determined that the Russell 3000 Index more closely approximates the companies which the Fund invests in.

Diversified financial companies were the most important contributors3 to the Fund’s performance over the six-month period. The Fund holds a significant investment in these companies and this sector out-performed the Russell 3000® Index. First Marblehead4 was among the top contributors to performance.

Consumer discretionary companies also made important contributions to performance and represented the Fund’s largest investment in a single sector. Consumer discretionary companies included both contributors to and detractors from performance. Garmin, Hunter Douglas, Autoliv, and Office Depot were among the top contributors to performance. Advance Auto Parts, Expedia, Lear, Blount International, and Mohawk Industries were among the top detractors from performance. The Fund no longer owns Autoliv and Lear.

Insurance companies were the most important detractors from the Fund’s performance over the six-month period. The Fund holds a significant investment in insurance companies and this sector under-performed the Russell 3000® Index. Transatlantic Holdings was among the top detractors from performance.

The Fund had significant holdings in information technology companies and overall this sector under-performed the Russell 3000® Index. Molex and Lexmark International were among the top contributors to performance. Convera was among the top detractors from performance.

Other individual companies making important contributions to performance included two telecommunication service companies, Covad Communications and Level 3 Communications, and Tenaris, an energy company. Other individual companies detracting from performance included Pacific Corp., a household and personal products company, Zimmer Holdings, a health care equipment and services company, and Sprint Nextel, a telecommunication services company.

The Fund had approximately 17% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Fund out-performed the Russell 3000® Index over the six-month period.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Government Bond Fund

Performance Overview

Davis Government Bond Fund’s Class A shares delivered a total return on net asset value of 1.02% for the six-month period ended June 30, 20062, compared with a return of 1.07% for the Citigroup U.S. Treasury/Agency 1-3 Year Index1. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements collateralized by U.S. Government securities with a weighted average maturity of three years or less.

The Fund maintained a slightly shorter weighted average maturity than the Index over the six-month period and this benefited performance in a rising rate environment. The Fund also benefited by investing in securities offering a higher current yield.

Davis Financial Fund

Performance Overview

Davis Financial Fund’s Class A shares earned 1.30% on net asset value for the six-month period ended June 30, 20062, compared with its benchmark the Standard & Poor’s 500® Index1, which returned 2.71%.

The financial sector turned in a stronger performance than the S&P 500® Index. The specific financial companies, which the Fund owned, under-performed the majority of financial companies in the Index. The Fund’s non-financial holdings overall detracted from performance over the six-month period.

Diversified financial companies were the most important contributors3 to the Fund’s performance over the six-month period. The Fund holds a significant investment in these companies and this sector out-performed the Index. First Marblehead4, American Express, JPMorgan Chase, and Ameriprise Financial were among the top contributors to performance. Moody’s was among the top detractors from performance.

Banking companies were also important contributors to the Fund’s performance over the six-month period. Golden West Financial and Commerce Bancorp were among the top contributors to performance. ICICI Bank was among the top detractors from performance.

Insurance companies were the most important detractors from the Fund’s performance over the six-month period. Insurance companies represent the Fund’s largest holdings and this sector under-performed the Index. While Loews, China Life, and Markel were among the Fund’s top contributors to performance, American International Group, Progressive, Transatlantic Holdings, and Everest Re Group were among the top detractors from performance.

Among the Fund’s non-financial holdings, D&B Corp., a commercial service company, was among the top contributors to performance. Tyco International, a capital goods company, Sealed Air, a materials company, and H&R Block, a consumer services company, were among the top detractors from performance.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Appreciation & Income Fund

Performance Overview

Davis Appreciation & Income Fund’s Class A shares earned 5.84% on net asset value for the six-month period ended June 30, 20062, compared with its benchmark the Standard & Poor’s 500® Index1, which returned 2.71%.

The Fund’s investment strategy is to attempt to use stocks, bonds, convertible securities, and cash to structure a portfolio which will participate in at least 80% of the increase in the S&P 500® Index during market increases and not decline by more than 50% of the decrease in the Index during market declines. There can be no assurance that the Fund will actually perform in line with our strategy because there can be no assurance that the securities the Fund purchases will increase in value when the Index increases in value, or that they will provide downside protection when the Index declines in value.

The Fund’s common stock holdings performed well, and were the primary reason that the Fund’s performance exceeded that of the S&P 500® Index. Stock holdings contributing3 to performance included J.C. Penney4, a retailing company, SL Green Realty, a real estate company, International Rectifier, a semiconductor company, SAP AG, a software and services company, Tyson Foods, a food company, and Avon Products, a household and personal products company. Stock holdings detracting from performance included Universal Health Services, a health care equipment and services company, General Growth Properties, a real estate company, AutoZone, a retailing company, Coca-Cola, a beverage company, and American International Group, an insurance company.

The Fund’s convertible preferred stock holdings also out-performed the S&P 500® Index, but not by as large of a margin as the Fund’s common stocks. Convertible preferred securities contributing to performance included Continental Airlines, a transportation company, and AES Trust, a utilities company.

The Fund’s convertible bond holdings performed in line with the S&P 500® Index over the six-month period. Convertible bonds contributing to performance included Vornado Realty, a real estate company, and Quanta Services, a capital goods company. Convertible bonds detracting from performance included School Specialty, a commercial services and supplies company, and Intel, a semiconductor company.

The Fund continues to hold a cash position while working to identify attractive long-term investment opportunities.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund

Performance Overview

Davis Real Estate Fund’s Class A shares delivered a total return on net asset value of 12.55% for the six-month period ended June 30, 20062, compared with a return of 14.08% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real Estate companies as a whole did well, as reflected by the fact that the WRESI Index out-performed the Standard & Poor’s 500® Index1 by a significant margin.

Office property REITs contributed3 the most to the Fund’s performance over the six-month period. The Fund had more invested in office property REITs than in any other sector, and office property REITs turned in the strongest performance of any sector in the WRESI Index. The specific office property REITs that the Fund owned out-performed the office property REITs included in the WRESI Index. Kilroy Realty4, SL Green Realty, Corporate Office Properties, CarrAmerica Realty, and Boston Properties were among the top contributors to the Fund’s performance. Columbia Equity was among the top detractors from performance. The Fund no longer owns Kilroy Realty and CarrAmerica Realty.

Overall, real estate operation and development companies were important contributors to performance. While Forest City was among the top contributors to performance, St. Joe and Capital & Regional were among the top detractors from performance.

Transportation companies detracted from performance. Alexander & Baldwin was among the top detractors from performance.

Other individual companies contributing to performance included United Dominion, an apartment REIT, Vornado Realty, a diversified REIT, and Prologis, a warehouse and industrial REIT. Other individual companies detracting from performance included Spirit Finance, a diversified REIT, and two regional mall REITS, General Growth Properties and Mills Corp. The Fund no longer own Mills Corp.

The Fund maintained a cash position over the six-month period, and this hampered relative performance during the strong market for real estate companies.

The Fund had approximately 8% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Fund out-performed the WARESI Index over the six-month period.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risk of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Fund is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1       The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.      The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.    The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

III.    The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

IV.   The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government Securities’ performance.

V.     The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2006:

(without a 4.75% sales charge taken into consideration)
FUND NAME	1 YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	13.04%	8.18%	12.13%	14.35% - 12/01/94
Davis Government Bond – A	1.32%	2.93%	4.13%	4.49% - 12/01/94
Davis Financial – A	12.99%	4.82%	12.72%	15.98% - 05/01/91
Davis Appreciation & Income – A	10.06%	8.27%	9.58%	10.71% - 05/01/92
Davis Real Estate – A	22.31%	19.83%	15.11%	14.75% - 01/03/94

(with a 4.75% sales charge taken into consideration)
FUND NAME	1 YEAR	5-YEAR	10-YEAR	INCEPTION
Davis Opportunity – A*	7.65%	7.14%	11.59%	13.87% - 12/01/94
Davis Government Bond – A	(3.54)%	1.93%	3.62%	4.05% - 12/01/94
Davis Financial – A	7.62%	3.81%	12.17%	15.61% - 05/01/91
Davis Appreciation & Income – A	4.84%	7.22%	9.05%	10.33% - 05/01/92
Davis Real Estate – A	16.51%	18.67%	14.55%	14.30% - 01/03/94

BENCHMARK INDEX	1 YEAR	5-YEAR	10-YEAR	FUND INCEPTION
Russell 3000® Index	9.56%	3.53%	8.52%	11.31% - 12/01/94
Dow Jones Wilshire 5000 Index	10.03%	4.06%	8.47%	11.35% - 12/01/94
Citigroup U.S. Treasury/Agency
1-3 Year Index	1.87%	3.24%	4.85%	5.25% - 12/01/94
Standard & Poor’s 500® Index	8.63%	2.49%	8.31%	10.47% - 05/01/91
				10.37% - 05/01/92
Dow Jones Wilshire Real Estate
Securities Index	21.85%	19.96%	15.65%	14.44% - 01/03/94

Fund performance changes over time and current performance may be higher or lower than stated. Returns for other classes of shares will vary from the above returns. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

*      In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

3          A company’s or sector’s contribution to the Fund’s performance is a product both of its appreciation or depreciation and it’s weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists each Fund’s holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS OPPORTUNITY FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	Russell 3000®
Common Stock	95.7%	Insurance	12.2%	4.1%
Convertible Bonds	1.0%	Retail	11.7%	3.8%
Short Term Investments	3.2%	Technology	11.7%	15.1%
Other Assets & Liabilities	0.1%	Consumer Durables & Apparel	10.3%	1.5%
	100.0%	Media	7.8%	3.5%
		Diversified Financials	7.7%	8.8%
		Health Care	7.6%	12.4%
		Other	5.8%	15.8%
		Banks	5.5%	6.3%
		Telecommunication Services	4.8%	3.2%
		Capital Goods	4.4%	8.3%
		Automobiles & Components	2.9%	0.6%
		Energy	2.7%	9.0%
		Materials	2.5%	3.4%
		Food, Beverage & Tobacco	2.4%	4.2%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
Garmin Ltd.	Consumer Durables & Apparel	4.07%
Markel Corp.	Property & Casualty Insurance	3.01%
Lagardere S.C.A.	Publishing	2.95%
Molex Inc., Class A	Technology Hardware & Equipment	2.87%
Harley-Davidson, Inc.	Automobiles & Components	2.78%
Hunter Douglas NV	Consumer Durables & Apparel	2.76%
E*TRADE Financial Corp.	Capital Markets	2.74%
Expedia, Inc.	Internet Retail	2.41%
Zimmer Holdings, Inc.	Health Care Equipment & Services	2.35%
Netflix Inc.	Internet Retail	2.33%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT BOND FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	97.1%	Government Agency Notes	41.7%
Short Term Investments	5.0%	Freddie Mac Mortgage Pools	28.8%
Other Assets & Liabilities	(2.1)%	Fannie Mae Mortgage Pools	22.0%
	100.0%	Collateralized Mortgage
		Obligations	7.5%
			100.0%

Top 10 Holdings

		% of Fund’s
Security	Sector	Net Assets
Fannie Mae, 6.00%,
09/01/17 Pool No. 665776	Fannie Mae Pools	11.29%
Fannie Mae, 7.125%, 03/15/07	Government Agency Notes	10.95%
Freddie Mac, 5.50%, 07/15/06	Government Agency Notes	10.83%
Freddie Mac, 4.50%,
03/01/08 Pool No. M90803	Freddie Mac Pools	6.32%
Freddie Mac, 4.00%,
03/01/08 Pool No. M90802	Freddie Mac Pools	5.18%
Fannie Mae, 6.00%, 05/15/08	Government Agency Notes	4.37%
Fannie Mae, 5.029%,
01/01/36 Pool No. 848973	Fannie Mae Pools	4.17%
Federal Home Loan Bank, 3.875%, 09/14/07	Government Agency Notes	4.04%
Fannie Mae, 4.743%,
05/01/35 Pool No. 826242	Fannie Mae Pools	3.75%
Freddie Mac, 3.00%,
04/01/10 Pool No. M90982	Freddie Mac Pools	3.69%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS GOVERNMENT MONEY MARKET FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	49.2%	0-30 Days	75.2%
Federal Home Loan Bank	27.2%	31-90 Days	6.7%
FREDDIE MAC	8.5%	91-180 Days	9.3%
Federal Farm Credit Bank	7.5%	181-391 Days	8.8%
FANNIE MAE	6.7%		100.0%
Other Assets & Liabilities	0.9%
	100.0%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates. See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS FINANCIAL FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)
			Fund	S&P 500®
Common Stock	99.9%	Insurance	33.2%	4.7%
Short Term Investments	0.2%	Diversified Financials	31.0%	9.9%
Other Assets & Liabilities	(0.1)%	Banks	13.2%	5.9%
	100.0%	Capital Goods	7.7%	8.9%
		Commercial Services & Supplies	7.1%	0.7%
		Food, Beverage & Tobacco	2.9%	4.8%
		Materials	2.7%	3.1%
		Consumer Services	2.2%	1.7%
		Technology	–	14.9%
		Health Care	–	12.3%
		Energy	–	10.2%
		Other	–	22.9%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	11.90%
Transatlantic Holdings, Inc.	Reinsurance	9.16%
Golden West Financial Corp.	Thrift & Mortgage Finance	8.06%
Tyco International Ltd.	Capital Goods	7.73%
D&B Corp.	Commercial Services & Supplies	7.06%
Loews Corp.	Multi-Line Insurance	5.98%
American International Group, Inc.	Multi-Line Insurance	5.60%
Moody’s Corp.	Diversified Financial Services	5.45%
First Marblehead Corp.	Consumer Finance	5.32%
Commerce Bancorp, Inc.	Commercial Banks	4.94%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS APPRECIATION & INCOME FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)
			Fund	S&P 500®
Convertible Bonds	39.0%	Real Estate	13.6%	1.0%
Common Stock	34.0%	Technology	12.1%	14.9%
Convertible Preferred Stocks	6.4%	Capital Goods	9.5%	8.9%
Corporate Bonds	3.3%	Commercial Services & Supplies	8.4%	0.7%
Short Term Investments	16.7%	Retailing	7.6%	3.4%
Other Assets & Liabilities	0.6%	Food, Beverage & Tobacco	7.5%	4.8%
	100.0%	Insurance	6.8%	4.7%
		Energy	6.0%	10.2%
		Other	4.7%	16.9%
		Materials	4.6%	3.1%
		Diversified Financials	4.5%	9.9%
		Health Care	4.5%	12.3%
		Household & Personal Products	4.2%	2.4%
		Media	3.2%	3.4%
		Utilities	2.8%	3.4%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
SL Green Realty Corp.	Real Estate	5.99%
Lehman Brothers Holdings Inc., Conv., Notes
(Convertible into Devon Energy Corp.), 0.25%, 08/23/11	Energy	4.30%
Intel Corp., Ser. 144A Conv. Sub. Deb., 2.95%, 12/15/35	Semiconductor & Semiconductor
	Equipment	3.49%
School Specialty, Inc., Conv. Sub. Notes, 3.75%/
Zero Cpn., 08/01/23	Commercial Services & Supplies	3.40%
Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	Capital Goods	3.16%
American International Group, Inc., Conv.
Sr. Notes, 0.50%, 05/15/07	Multi-Line Insurance	2.96%
Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33	Materials	2.91%
Universal Health Services, Inc., Class B	Health Care Equipment & Services	2.88%
Coca-Cola Co.	Food, Beverage & Tobacco	2.64%
American Express Co., Conv. Sub. Notes, 1.85%/
Zero Cpn., 12/01/33	Consumer Finance	2.55%

DAVIS SERIES, INC.

FUND OVERVIEW

DAVIS REAL ESTATE FUND

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

				Dow Jones Wilshire
Common Stock	93.9%			Real Estate
Preferred Stocks	0.5%		Fund	Securities Index
Short Term Investments	5.5%	Office Property REITS	22.8%	20.1%
Other Assets & Liabilities	0.1%	Real Estate Operations/Development	16.1%	2.5%
	100.0%	Shopping Center REITS	14.2%	12.8%
		Diversified REITS	13.0%	10.7%
		Regional Mall REITS	10.9%	14.4%
		Warehouse & Industrial REITS	7.5%	6.9%
		Apartment REITS	6.5%	18.9%
		Health Care REITS	3.3%	–
		Transportation	3.1%	–
		Mortgage REITS	1.5%	–
		Storage REITS	1.1%	5.0%
		Hotel REITS	–	8.0%
		Manufactured Home REITS	–	0.7%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
SL Green Realty Corp.	Office Property REITS	7.30%
Forest City Enterprises, Inc., Class A	Real Estate Operations/Development	5.73%
Alexandria Real Estate Equities, Inc.	Office Property REITS	5.19%
General Growth Properties, Inc.	Regional Mall REITS	5.13%
ProLogis	Warehouse & Industrial REITS	4.85%
Corporate Office Properties Trust	Office Property REITS	4.29%
Developers Diversified Realty Corp.	Shopping Center REITS	4.09%
Boston Properties, Inc.	Office Property REITS	3.87%
Kimco Realty Corp.	Shopping Center REITS	3.73%
Duke Realty Corp.	Diversified REITS	3.60%

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Davis Opportunity Fund
Class A (annualized expense ratio 1.10%)
Actual	$1,000.00	$1,060.10	$5.62
Hypothetical	$1,000.00	$1,019.34	$5.51
Class B (annualized expense ratio 1.88%)
Actual	$1,000.00	$1,055.97	$9.58
Hypothetical	$1,000.00	$1,015.47	$9.39
Class C (annualized expense ratio 1.86%)
Actual	$1,000.00	$1,056.33	$9.48
Hypothetical	$1,000.00	$1,015.57	$9.30
Class Y (annualized expense ratio 0.81%)
Actual	$1,000.00	$1,061.32	$4.14
Hypothetical	$1,000.00	$1,020.78	$4.06

Davis Government Bond Fund
Class A (annualized expense ratio 1.05%)
Actual	$1,000.00	$1,010.17	$5.23
Hypothetical	$1,000.00	$1,019.59	$5.26
Class B (annualized expense ratio 1.73%)
Actual	$1,000.00	$1,006.73	$8.61
Hypothetical	$1,000.00	$1,016.22	$8.65
Class C (annualized expense ratio 1.80%)
Actual	$1,000.00	$1,004.75	$8.95
Hypothetical	$1,000.00	$1,015.87	$9.00
Class Y (annualized expense ratio 0.93%)
Actual	$1,000.00	$1,009.05	$4.63
Hypothetical	$1,000.00	$1,020.18	$4.66

Davis Government Money Market Fund
Class A, B, & C (annualized expense ratio 0.57%)
Actual	$1,000.00	$1,020.19	$2.86
Hypothetical	$1,000.00	$1,021.97	$2.86

Davis Financial Fund
Class A (annualized expense ratio 0.98%)
Actual	$1,000.00	$1,012.98	$4.89
Hypothetical	$1,000.00	$1,019.93	$4.91
Class B (annualized expense ratio 1.88%)
Actual	$1,000.00	$1,008.49	$9.36
Hypothetical	$1,000.00	$1,015.47	$9.39
Class C (annualized expense ratio 1.85%)
Actual	$1,000.00	$1,008.61	$9.21
Hypothetical	$1,000.00	$1,015.62	$9.25
Class Y (annualized expense ratio 0.84%)
Actual	$1,000.00	$1,013.70	$4.19
Hypothetical	$1,000.00	$1,020.63	$4.21

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Davis Appreciation & Income Fund
Class A (annualized expense ratio 1.06%)
Actual	$1,000.00	$1,058.40	$5.41
Hypothetical	$1,000.00	$1,019.54	$5.31
Class B (annualized expense ratio 1.91%)
Actual	$1,000.00	$1,053.79	$9.73
Hypothetical	$1,000.00	$1,015.32	$9.54
Class C (annualized expense ratio 1.90%)
Actual	$1,000.00	$1,053.81	$9.68
Hypothetical	$1,000.00	$1,015.37	$9.49
Class Y (annualized expense ratio 0.81%)
Actual	$1,000.00	$1,059.60	$4.14
Hypothetical	$1,000.00	$1,020.78	$4.06

Davis Real Estate Fund
Class A (annualized expense ratio 1.07%)
Actual	$1,000.00	$1,125.49	$5.64
Hypothetical	$1,000.00	$1,019.49	$5.36
Class B (annualized expense ratio 1.88%)
Actual	$1,000.00	$1,120.62	$9.88
Hypothetical	$1,000.00	$1,015.47	$9.39
Class C (annualized expense ratio 1.86%)
Actual	$1,000.00	$1,121.03	$9.78
Hypothetical	$1,000.00	$1,015.57	$9.30
Class Y (annualized expense ratio 0.76%)
Actual	$1,000.00	$1,127.23	$4.01
Hypothetical	$1,000.00	$1,021.03	$3.81

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 19 for a description of the “Expense Example”.

DAVIS SERIES, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding each Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for each Class.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 01/01/06 to 06/30/06. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (95.73%)

ADVERTISING – (1.30%)
955,000	WPP Group PLC (United Kingdom)	$11,558,387
AUTOMOBILES & COMPONENTS – (2.78%)
448,700	Harley-Davidson, Inc.	24,629,143
AUTOMOTIVE RETAIL – (2.45%)
452,500	Advance Auto Parts, Inc.	13,077,250
402,987	AutoNation, Inc.*	8,640,041
		21,717,291
BROADCASTING & CABLE TV – (3.25%)
845,600	DIRECTV Group, Inc.*	13,952,400
597,310	NTL Inc.	14,870,032
		28,822,432
CAPITAL GOODS – (4.28%)
304,000	American Standard Cos, Inc.	13,154,080
195,500	Franklin Electric Co., Inc.	10,077,047
16,910	Tae Young Corp. (South Korea)	1,058,713
497,500	Tyco International Ltd.	13,681,250
		37,971,090
CAPITAL MARKETS – (3.87%)
1,065,500	E*TRADE Financial Corp.*	24,314,710
37,686	Julius Baer Holding, Ltd. AG (Switzerland)	3,273,693
67,600	Legg Mason, Inc.	6,727,552
		34,315,955
COMMERCIAL BANKS – (3.18%)
789,700	Anglo Irish Bank Corp. PLC (United Kingdom)	12,272,303
448,000	Commerce Bancorp, Inc.	15,980,160
		28,252,463
COMMERCIAL SERVICES & SUPPLIES – (0.37%)
47,500	D&B Corp.*	3,309,800
CONSUMER DURABLES & APPAREL – (9.95%)
949,000	Blount International, Inc.*	11,406,980
342,300	Garmin Ltd.	36,133,188
363,764	Hunter Douglas NV (Netherlands)	24,496,597
173,300	Mohawk Industries, Inc.*	12,191,655
158,500	Toll Brothers, Inc.*	4,052,845
		88,281,265
CONSUMER FINANCE – (1.53%)
237,700	First Marblehead Corp.	13,534,638
CONSUMER SERVICES – (1.79%)
307,000	Apollo Group, Inc., Class A*	15,870,365

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

DEPARTMENT STORES – (2.15%)
122,900	Sears Holdings Corp.*	$19,030,451
DIVERSIFIED FINANCIAL SERVICES – (2.04%)
190,741	Pargesa Holding S.A., Bearer Shares (Switzerland)	18,082,599
ENERGY – (2.64%)
154,500	Tenaris S.A., ADR (Luxembourg)	6,255,705
213,500	Transocean Inc.*	17,148,320
		23,404,025
FOOD & STAPLES RETAILING – (0.86%)
132,900	Costco Wholesale Corp.	7,599,222
FOOD, BEVERAGE & TOBACCO – (2.30%)
157,625	Heineken Holding NV (Netherlands)	5,812,426
4,400	Lotte Chilsung Beverage Co., Ltd. (South Korea)	5,333,333
5,160	Lotte Confectionery Co., Ltd. (South Korea)	6,499,289
35,070	Nong Shim Holdings Co., Ltd. (South Korea)	2,772,332
		20,417,380
HEALTH CARE EQUIPMENT & SERVICES – (6.33%)
168,000	Cardinal Health, Inc.	10,807,440
216,600	IDEXX Laboratories, Inc.*	16,282,905
217,000	Lincare Holdings Inc.*	8,205,855
367,800	Zimmer Holdings, Inc.*	20,861,616
		56,157,816
HOUSEHOLD & PERSONAL PRODUCTS – (0.55%)
9,253	Amorepacific Corp.* (South Korea)	3,993,681
5,647	Pacific Corp. (South Korea)	928,558
		4,922,239
INSURANCE BROKERS – (2.85%)
681,000	Brown & Brown, Inc.	19,898,820
200,800	Marsh & McLennan Cos, Inc.	5,399,512
		25,298,332
INTERNET RETAIL – (4.74%)
1,427,900	Expedia, Inc.*	21,397,081
757,800	Netflix Inc.*	20,608,371
		42,005,452
LIFE & HEALTH INSURANCE – (2.15%)
97,000	AFLAC Inc.	4,495,950
551,900	Power Corp. of Canada (Canada)	14,540,338
		19,036,288

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (2.45%)
113,000	Sealed Air Corp.	$5,885,040
218,500	Sigma-Aldrich Corp.	15,866,378
		21,751,418
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.02%)
123,400	Fisher Scientific International, Inc.*	9,014,370
PROPERTY & CASUALTY INSURANCE – (5.44%)
197,100	Ambac Financial Group, Inc.	15,984,810
78,150	Cincinnati Financial Corp.	3,672,659
50,000	FPIC Insurance Group, Inc.*	1,932,500
76,915	Markel Corp.*	26,689,505
		48,279,474
PUBLISHING – (2.95%)
354,000	Lagardere S.C.A. (France)	26,125,628
REINSURANCE – (1.38%)
48,500	Everest Re Group, Ltd.	4,198,645
144,625	Transatlantic Holdings, Inc.	8,084,538
		12,283,183
SOFTWARE & SERVICES – (5.53%)
1,125,747	Convera Corp.*	8,015,319
289,800	Fiserv, Inc.*	13,151,124
253,700	Iron Mountain Inc.*	9,483,306
789,000	Microsoft Corp.	18,387,645
		49,037,394
SPECIALTY STORES – (1.99%)
464,000	Office Depot, Inc.*	17,632,000
TECHNOLOGY HARDWARE & EQUIPMENT – (5.79%)
450,900	Agilent Technologies, Inc.*	14,230,404
209,000	Lexmark International, Inc., Class A*	11,668,470
884,300	Molex Inc., Class A	25,428,046
		51,326,920
TELECOMMUNICATION SERVICES – (3.67%)
203,000	American Tower Corp., Class A*	6,317,360
3,261,700	Covad Communications Group, Inc.*	6,556,017
343,300	SK Telecom Co., Ltd., ADR (South Korea)	8,040,086
580,500	Sprint Nextel Corp.	11,604,195
		32,517,658
THRIFT & MORTGAGE FINANCE – (2.11%)
252,000	Golden West Financial Corp.	18,698,400

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

UTILITIES – (2.04%)
397,000	Sempra Energy	$18,055,560

Total Common Stock – (identified cost $672,774,508)	848,938,638

STRIP VVPR – (0.00%)

DIVERSIFIED FINANCIAL SERVICES – (0.00%)
4,906	Groupe Bruxelles Lambert S.A.* (Belgium)
	(identified cost $48)	126

CONVERTIBLE BONDS – (0.96%)

TELECOMMUNICATION SERVICES – (0.96%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $5,600,000)	8,547,000

SHORT TERM INVESTMENTS – (3.23%)

7,752,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $7,755,411
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $7,907,040)	7,752,000
7,840,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $7,843,450
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $7,996,800)	7,840,000
13,066,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $13,071,825
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $13,327,320)	13,066,000

Total Short Term Investments – (identified cost $28,658,000)	28,658,000

Total Investments – (99.92%) – (identified cost $707,032,556) – (a)	886,143,764
Other Assets Less Liabilities – (0.08%)	711,031
Net Assets – (100.00%)	$886,854,795

*Non-Income Producing Security.

ADR: American Depository Receipt

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

(a)    Aggregate cost for Federal Income Tax purposes is $712,253,432. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$190,640,912
Unrealized depreciation	(16,750,580)
Net unrealized appreciation	$173,890,332

(b)    Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2006. The Fund did not hold any affiliated companies as of June 30, 2006.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2005	Gross Additions	Gross Reductions	Shares June 30, 2006	Dividend Income

Robbins & Myers, Inc. (c)	754,500	–	754,500	–	$41,498

(c)    Not an affiliate as of June 30, 2006.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND

		Value
Principal	Security	(Note 1)
MORTGAGES – (56.65%)

COLLATERALIZED MORTGAGE OBLIGATIONS – (7.32%)
$1,026,275	Fannie Mae, 3.50%, 03/25/16	$997,733
1,048,633	Fannie Mae, 4.00%, 10/25/23	1,032,884
1,358,392	Freddie Mac, 5.00%, 06/15/16	1,349,701

	Total collateralized mortgage obligations –
	(identified cost $3,396,932)	3,380,318

FANNIE MAE POOLS – (21.33%)
405,742	6.12%, 10/01/08 Pool No. 380999	406,637
5,183,789	6.00%, 09/01/17 Pool No. 665776	5,212,138
572,302	4.672%, 01/01/33 Pool No. 681153 (b)	571,475
1,788,108	4.743%, 05/01/35 Pool No. 826242 (b)	1,731,234
1,988,072	5.029%, 01/01/36 Pool No. 848973 (b)	1,925,635

	Total Fannie Mae Pools – (identified cost $10,137,372)	9,847,119

FREDDIE MAC POOLS – (28.00%)
111,124	5.50%, 10/01/06 Pool No. M90680	110,186
2,442,075	4.00%, 03/01/08 Pool No. M90802	2,393,301
2,957,174	4.50%, 03/01/08 Pool No. M90803	2,919,162
1,426,140	3.50%, 08/01/08 Pool No. M90830	1,376,909
1,827,024	3.00%, 04/01/10 Pool No. M90982	1,705,527
743,187	3.00%, 10/01/10 Pool No. M91001	690,050
995,756	3.50%, 04/01/11 Pool No. M91016	943,230
978,350	3.50%, 04/01/12 Pool No. M80974	907,786
885,051	6.50%, 01/01/15 Pool No. G11063	895,201
984,564	6.00%, 10/01/16 Pool No. E01054	987,917

	Total Freddie Mac Pools – (identified cost $13,219,857)	12,929,269

	Total Mortgages – (identified cost $26,754,161)	26,156,706

GOVERNMENT AGENCY NOTES – (40.47%)
5,000,000	Fannie Mae, 7.125%, 03/15/07	5,054,882
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,019,183
1,000,000	Federal Home Loan Bank, 2.60%, 09/26/06	993,659
1,900,000	Federal Home Loan Bank, 3.875%, 09/14/07	1,865,903

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

		Value
Principal	Security	(Note 1)
GOVERNMENT AGENCY NOTES – (Continued)
$1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	$973,236
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	294,469
5,000,000	Freddie Mac, 5.50%, 07/15/06	5,000,243
1,500,000	Freddie Mac, 3.00%, 09/29/06	1,491,655
1,000,000	Freddie Mac, 3.00%, 11/17/06	991,206

	Total Government Agency Notes – (identified cost $18,908,141)	18,684,436

SHORT TERM INVESTMENTS – (4.96%)

619,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $619,272 (collateralized
	by: U.S. Government agency mortgage in a pooled cash account,
	5.00%, 07/01/35, total market value $631,380)	619,000
626,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $626,275 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account
	5.00%-5.50%, 03/01/34-04/01/36, total market value $638,520)	626,000
1,044,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $1,044,465 (collateralized
	by: U.S. Government agency mortgages in a pooled cash account,
	4.815%-5.469%, 09/01/33-05/01/38, total market value $1,064,880)	1,044,000

Total Short Term Investments – (identified cost $2,289,000)	2,289,000

Total Investments – (102.08%) – (identified cost $47,951,302) – (a)	47,130,142
Liabilities Less Other Assets – (2.08%)	(958,956)
Net Assets – (100.00%)	$46,171,186

(a)    Aggregate cost for Federal Income Tax purposes is $47,951,302. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$15,391
Unrealized depreciation	(836,551)
Net unrealized depreciation	$(821,160)

(b)    The interest rates on adjustable rate securities, shown as of June 30, 2006, may change daily or less frequently and are based on indices of market interests rates.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

		Value
Principal	Security	(Note 1)
FANNIE MAE – (6.75%)
$500,000	2.75%, 08/11/06	$498,918
3,400,000	4.05%, 08/14/06	3,396,757
3,000,000	2.55%, 08/17/06	2,991,735
500,000	2.77%, 08/25/06	498,553
1,000,000	3.01%, 11/17/06	992,461
2,500,000	2.41%, 11/28/06	2,471,354
2,000,000	2.20%, 12/04/06	1,972,230
10,500,000	4.00%, 12/20/06 (c)	10,426,284
2,000,000	2.125%, 12/29/06	1,972,856
5,500,000	3.51%, 01/05/07	5,462,670
3,190,000	2.625%, 01/19/07	3,140,160
1,500,000	2.50%, 01/30/07	1,474,496
1,800,000	3.55%, 01/30/07	1,779,927

	Total Fannie Mae – (identified cost $37,078,401)	37,078,401

FEDERAL FARM CREDIT BANK – (7.46%)
10,000,000	5.04375%, 07/14/06 (b)	10,000,000
11,000,000	2.35%, 07/24/06	10,979,315
20,000,000	5.02625%, 11/13/06 (b)	19,998,872

	Total Federal Farm Credit Bank – (identified cost $40,978,187)	40,978,187

FEDERAL HOME LOAN BANK – (27.17%)
1,500,000	4.35%, 07/11/06 (c)	1,499,791
22,500,000	4.25%, 07/21/06 (c)	22,500,000
10,000,000	2.30%, 07/28/06	9,984,998
15,000,000	5.039%, 08/02/06 (b)	15,000,000
1,000,000	2.50%, 09/11/06	995,379
7,150,000	4.30%, 10/30/06	7,135,730
30,000,000	5.131%, 11/09/06 (b)	30,000,000
2,500,000	2.75%, 11/15/06	2,476,827
1,175,000	4.875%, 11/15/06	1,171,923
4,000,000	3.05%, 11/27/06	3,968,900
2,000,000	2.29%, 12/11/06	1,977,048
4,900,000	5.19%, 12/13/06 (b)	4,898,335
3,425,000	3.375%, 12/14/06	3,395,620
2,000,000	2.20%, 12/26/06	1,975,480
1,000,000	2.28%, 12/26/06	984,661
1,225,000	3.50%, 12/28/06	1,214,275
1,550,000	3.50%, 12/28/06	1,536,430

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

		Value
Principal	Security	(Note 1)
FEDERAL HOME LOAN BANK – (Continued)
$1,500,000	2.04%, 12/29/06	$1,475,080
1,675,000	3.40%, 12/29/06	1,659,455
3,400,000	3.375%, 02/15/07	3,353,553
4,000,000	4.80%, 02/26/07	3,994,821
28,000,000	5.258%, 07/05/07 (b)	28,000,000

	Total Federal Home Loan Bank – (identified cost $149,198,306)	149,198,306

FREDDIE MAC – (8.53%)
3,000,000	2.09%, 07/06/06	2,999,000
1,000,000	2.03%, 07/07/06	999,620
2,000,000	2.00%, 07/14/06	1,998,333
8,000,000	4.00%, 08/11/06	7,993,536
500,000	2.50%, 08/24/06	498,392
750,000	2.75%, 10/06/06	745,154
8,000,000	2.75%, 10/15/06	7,945,651
2,000,000	3.00%, 11/17/06	1,983,040
1,000,000	2.45%, 12/11/06	989,942
4,000,000	4.72%, 01/12/07	3,989,501
17,000,000	2.375%, 02/15/07	16,665,977

	Total Freddie Mac – (identified cost $46,808,146)	46,808,146

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Value
Principal	Security	(Note 1)
REPURCHASE AGREEMENTS – (49.20%)

$73,090,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $73,122,160
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $74,551,800)	$73,090,000
73,918,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $73,950,524
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $75,396,360)	73,918,000
123,197,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $123,251,925
	(collateralized by: U.S. Government agency mortgages in
	a pooled cash account, 4.815%-5.469%, 09/01/33-05/01/38, total
	market value $125,660,940)	123,197,000

Total Repurchase Agreements – (identified cost $270,205,000)	270,205,000

Total Investments – (99.11%) – (identified cost $544,268,040) – (a)	544,268,040
Other Assets Less Liabilities – (0.89%)	4,893,570
Net Assets – (100%)	$549,161,610

(a)    Aggregate cost for Federal Income Tax Purposes is $544,268,040.

(b)    The interest rates on floating rate securities, shown as of June 30, 2006, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS FINANCIAL FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (99.94%)

CAPITAL GOODS – (7.73%)
2,450,000	Tyco International Ltd.	$67,375,000
CAPITAL MARKETS – (3.38%)
660,300	Ameriprise Financial, Inc.	29,495,601
COMMERCIAL BANKS – (5.15%)
1,208,000	Commerce Bancorp, Inc.	43,089,360
75,700	ICICI Bank Ltd., ADR (India)	1,790,305
		44,879,665
COMMERCIAL SERVICES & SUPPLIES – (7.06%)
883,750	D&B Corp.*	61,579,700
CONSUMER FINANCE – (17.22%)
1,949,000	American Express Co.	103,725,780
815,000	First Marblehead Corp.	46,406,100
		150,131,880
CONSUMER SERVICES – (2.17%)
791,000	H&R Block, Inc.	18,873,260
DIVERSIFIED FINANCIAL SERVICES – (10.36%)
1,019,560	JPMorgan Chase & Co.	42,821,520
872,600	Moody’s Corp.	47,521,796
		90,343,316
FOOD, BEVERAGE & TOBACCO – (2.91%)
345,000	Altria Group, Inc.	25,333,350
LIFE & HEALTH INSURANCE – (1.52%)
208,700	China Life Insurance Co., Ltd., ADR (China)	13,210,710
MATERIALS – (2.74%)
459,000	Sealed Air Corp.	23,904,720
MULTI-LINE INSURANCE – (11.58%)
826,796	American International Group, Inc.	48,822,304
1,470,600	Loews Corp.	52,132,770
		100,955,074
PROPERTY & CASUALTY INSURANCE – (8.67%)
337,300	FPIC Insurance Group, Inc.*	13,036,645
88,200	Markel Corp.*	30,605,400
1,244,000	Progressive Corp. (Ohio)	31,983,240
		75,625,285
REINSURANCE – (11.39%)
225,000	Everest Re Group, Ltd.	19,478,250
1,428,187	Transatlantic Holdings, Inc.	79,835,653
		99,313,903

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (8.06%)
947,400	Golden West Financial Corp.	$70,297,080

Total Common Stock – (identified cost $423,248,758)	871,318,544

SHORT TERM INVESTMENTS – (0.15%)

$355,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $355,156
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $362,100)	355,000
360,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $360,158
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $367,200)	360,000
600,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $600,268
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $612,000)	600,000

Total Short Term Investments – (identified cost $1,315,000)	1,315,000

Total Investments – (100.09%) – (identified cost $424,563,758) – (a)	872,633,544
Liabilities Less Other Assets – (0.09%)	(791,696)
Net Assets – (100%)	$871,841,848

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $424,563,758. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$448,304,476
Unrealized depreciation	(234,690)
Net unrealized appreciation	$448,069,786

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Value
Shares/Principal	Security	(Note 1)
CONVERTIBLE PREFERRED STOCK – (6.42%)

CAPITAL GOODS – (1.77%)
166,700	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$7,918,250
PROPERTY & CASUALTY INSURANCE – (1.05%)
192,920	Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd.	4,730,398
TRANSPORTATION – (1.27%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	5,685,825
UTILITIES – (2.33%)
221,310	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	10,459,111

	Total Convertible Preferred Stock – (identified cost $22,730,684)	28,793,584

CONVERTIBLE BONDS – (38.99%)

CAPITAL GOODS – (4.99%)
$17,600,000	Masco Corp., Series B Conv. Sr. Notes, Zero Cpn., 2.98%,
	07/20/31 (c)(d)	8,162,000
8,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	14,184,375
		22,346,375
COMMERCIAL SERVICES & SUPPLIES – (5.56%)
15,710,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	15,258,337
10,000,000	Waste Connections, Inc., Ser. 144A Conv. Sr. Notes, 3.75%, 04/01/26 (b)	9,675,000
		24,933,337
CONSUMER FINANCE – (2.55%)
11,100,000	American Express Co., Conv. Sub. Notes, 1.85%/Zero Cpn., 12/01/33 (e)	11,419,125
ENERGY – (4.30%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (f)	19,282,000
FOOD & STAPLES RETAILING – (0.81%)
2,800,000	Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
	08/19/17 (c)(d)	3,650,500
INTERNET RETAIL – (1.50%)
7,000,000	Amazon.com, Inc., Conv. Sub. Notes, 4.75%, 02/01/09	6,746,250
MATERIALS – (2.91%)
13,500,000	Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)	13,027,500
MOVIES & ENTERTAINMENT – (2.14%)
16,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21 (c)(d)(f)	9,589,875
MULTI-LINE INSURANCE – (3.35%)
2,500,000	American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
	11/09/31 (c)(d)	1,743,750
13,895,000	American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07	13,269,725
		15,013,475

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Principal/Shares	Security	(Note 1)
CONVERTIBLE BONDS – (Continued)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (0.85%)
$4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	$3,828,000
REAL ESTATE – (2.15%)
8,500,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	9,626,250
RESIDENTIAL/COMMERCIAL BUILDING – (0.69%)
3,100,000	WCI Communities, Inc., Conv. Sr. Sub. Notes, 4.00%, 08/05/23	3,072,875
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – (7.19%)
5,260,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	5,213,975
1,500,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	1,269,375
18,500,000	Intel Corp., Ser. 144A Conv. Sub. Deb., 2.95%, 12/15/35 (b)	15,655,625
10,220,000	International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07	10,092,250
		32,231,225

Total Convertible Bonds – (identified cost $166,097,468)	174,766,787

CORPORATE BONDS – (3.34%)

AUTOMOTIVE RETAIL – (0.38%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,716,817
ENERGY – (0.31%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,369,410
FOOD, BEVERAGE & TOBACCO – (1.53%)
7,000,000	Tyson Foods, Inc., Sr. Notes, 6.60%, 04/01/16	6,854,337
HOUSEHOLD & PERSONAL PRODUCTS – (1.12%)
6,000,000	Avon Products, Inc., Sr. Notes, 4.20%, 07/15/18	5,008,974

Total Corporate Bonds – (identified cost $15,648,049)	14,949,538

COMMON STOCK – (33.97%)

AUTOMOTIVE RETAIL – (1.24%)
62,900	AutoZone, Inc.*	5,547,780
CAPITAL GOODS – (1.11%)
140,400	Masco Corp.	4,161,456
47,700	Quanta Services, Inc.*	826,641
		4,988,097
COMMERCIAL BANKS – (0.94%)
240,723	HSBC Holdings PLC (United Kingdom)	4,235,557
COMMERCIAL SERVICES & SUPPLIES – (1.36%)
168,000	Waste Connections, Inc.*	6,115,200

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

DEPARTMENT STORES – (3.12%)
140,350	J. C. Penney Co., Inc.	$9,475,029
76,000	Kohl’s Corp.*	4,493,120
		13,968,149
DIVERSIFIED FINANCIAL SERVICES – (1.20%)
111,500	Citigroup Inc.	5,378,760
ENERGY – (0.33%)
14,500	Occidental Petroleum Corp.	1,486,975
FOOD & STAPLES RETAILING – (0.83%)
64,900	Costco Wholesale Corp.	3,710,982
FOOD, BEVERAGE & TOBACCO – (4.69%)
275,000	Coca-Cola Co.	11,830,500
617,300	Tyson Foods, Inc., Class A	9,173,078
		21,003,578
HEALTH CARE EQUIPMENT & SERVICES – (2.88%)
256,600	Universal Health Services, Inc., Class B	12,896,716
HOUSEHOLD & PERSONAL PRODUCTS – (2.35%)
339,200	Avon Products, Inc.	10,515,200
MATERIALS – (0.93%)
80,000	Sealed Air Corp.	4,166,400
MOVIES & ENTERTAINMENT – (0.52%)
115,000	News Corp., Class B	2,320,700
MULTI-LINE INSURANCE – (1.17%)
89,100	American International Group, Inc.	5,261,355
REAL ESTATE – (8.46%)
245,667	General Growth Properties, Inc.	11,069,755
245,160	SL Green Realty Corp.	26,837,665
		37,907,420
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT– (1.63%)
120,000	Fairchild Semiconductor International, Inc.*	2,180,400
131,700	International Rectifier Corp.*	5,146,836
		7,327,236
SOFTWARE & SERVICES – (1.21%)
103,000	SAP AG, ADR (Germany)	5,409,560

Total Common Stock – (identified cost $103,289,966)	152,239,665

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (16.72%)

$20,276,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $20,284,921
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $20,681,520)	$20,276,000
20,506,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $20,515,023
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 5.00%-5.50%, 03/01/34-04/01/36, total
	market value $20,916,120)	20,506,000
34,176,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%
	07/03/06, dated 06/30/06, repurchase value of $34,191,237
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $34,859,520)	34,176,000

Total Short Term Investments – (identified cost $74,958,000)	74,958,000

Total Investments – (99.44%) – (identified cost $382,724,167) – (a)	445,707,574
Other Assets Less Liabilities – (0.56%)	2,495,131
Net Assets – (100.00%)	$448,202,705

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $382,846,182. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$68,962,345
Unrealized depreciation	(6,100,953)
Net unrealized appreciation	$62,861,392

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $38,358,125, or 8.56% of the Fund’s net assets, as of June 30, 2006.

(c)    As of June 30, 2006, zero coupon bonds represented $23,146,125, or 5.16% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)    Zero coupon bonds reflect effective yield on the date of purchase.

(e)    Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)    Illiquid Security – See Note 9 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS REAL ESTATE FUND

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.94%)

APARTMENT REITS – (5.66%)
604,800	American Campus Communities, Inc.	$15,029,280
910,721	United Dominion Realty Trust, Inc.	25,509,295
		40,538,575
DIVERSIFIED REITS – (12.24%)
799,300	Cousins Properties, Inc.	24,722,349
734,073	Duke Realty Corp.	25,802,666
1,054,900	Spirit Finance Corp.	11,878,174
258,662	Vornado Realty Trust	25,232,478
		87,635,667
HEALTH CARE REITS – (3.17%)
670,800	Ventas, Inc.	22,726,704
MORTGAGE REITS – (1.39%)
384,300	Gramercy Capital Corp.	9,953,370
OFFICE PROPERTY REITS – (21.53%)
419,013	Alexandria Real Estate Equities, Inc.	37,158,073
306,242	Boston Properties, Inc.	27,684,277
415,400	Columbia Equity Trust, Inc.	6,380,544
729,238	Corporate Office Properties Trust	30,686,335
477,658	SL Green Realty Corp.	52,289,221
		154,198,450
REAL ESTATE OPERATIONS/DEVELOPMENT – (15.18%)
1,644,983	Brixton PLC (United Kingdom)	14,578,329
371,700	Capital & Regional PLC (United Kingdom)	6,952,526
330,819	Derwent Valley Holdings PLC (United Kingdom)	9,592,255
821,884	Forest City Enterprises, Inc., Class A	41,020,230
433,100	Hammerson PLC (United Kingdom)	9,482,527
553,800	Liberty International PLC (United Kingdom)	10,906,534
259,500	St. Joe Company	12,077,130
360,600	Slough Estates PLC (United Kingdom)	4,077,617
		108,687,148
REGIONAL MALL REITS – (10.30%)
815,557	General Growth Properties, Inc.	36,748,998
190,600	Macerich Co.	13,380,120
135,200	Pennsylvania REIT	5,458,024
218,853	Simon Property Group, Inc.	18,151,668
		73,738,810

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

SHOPPING CENTER REITS – (13.41%)
560,708	Developers Diversified Realty Corp.	$29,257,743
732,590	Kimco Realty Corp.	26,732,209
229,600	Pan Pacific Retail Properties, Inc.	15,927,352
387,978	Regency Centers Corp.	24,112,833
		96,030,137
STORAGE REITS – (1.04%)
393,500	U-Store-It Trust	7,421,410
TRANSPORTATION – (2.91%)
370,000	Alexander & Baldwin, Inc.	16,379,900
85,700	Florida East Coast Industries, Inc.	4,484,681
		20,864,581
WAREHOUSE & INDUSTRIAL REITS – (7.11%)
319,700	AMB Property Corp.	16,160,835
666,792	ProLogis	34,753,199
		50,914,034

Total Common Stock – (identified cost $452,441,483)	672,708,886

PREFERRED STOCK – (0.45%)

APARTMENT REITS – (0.45%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,185,000
32,000	Equity Residential, 8.60%, Series D, Cum. Pfd.	819,680
10,000	Equity Residential, 9.125%, Series C, Cum. Pfd.	250,700

Total Preferred Stock – (identified cost $2,204,017)	3,255,380

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (5.52%)

$10,699,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $10,703,708
	(collateralized by: U.S. Government agency mortgage in a pooled
	cash account, 5.00%, 07/01/35, total market value $10,912,980)	$10,699,000
10,819,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $10,823,760
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $11,035,380)	10,819,000
18,032,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $18,040,039
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $18,392,640)	18,032,000

Total Short Term Investments – (identified cost $39,550,000)	39,550,000

Total Investments – (99.91%) – (identified cost $494,195,500) – (a)	715,514,266
Other Assets Less Liabilities– (0.09%)	618,108
Net Assets – (100.00%)	$716,132,374

(a)    Aggregate cost for Federal Income Tax purposes is $495,718,135. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$226,598,150
Unrealized depreciation	(6,802,019)
Net unrealized appreciation	$219,796,131

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2006 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
ASSETS:
Investments in securities,
at value* (see accompanying
Schedule of Investments)	$886,143,764	$47,130,142	$544,268,040	$872,633,544	$445,707,574	$715,514,266
Cash	5,036	4,521	14,174	16,336	3,723	7,206
Cash – Foreign currencies
(cost $83,410)	83,047	–	–	–	–	–
Receivables:
Dividends and interest	1,480,837	404,411	1,794,625	817,115	1,651,031	1,799,709
Capital stock sold	5,043,162	305,638	33,605,620	4,502,351	3,067,378	3,809,693
Investment securities sold	1,673,542	–	–	–	–	–
Prepaid expenses	32,100	2,250	16,420	19,325	20,000	7,970
Total assets	894,461,488	47,846,962	579,698,879	877,988,671	450,449,706	721,138,844
LIABILITIES:
Payables:
Capital stock redeemed	2,268,757	1,511,291	1,186,186	4,913,375	1,566,740	3,968,176
Investment securities purchased	3,978,577	–	28,985,104	–	35,803	–
Distributions payable	–	43,197	12,593	–	–	–
Accrued expenses	323,417	71,231	141,628	248,121	133,760	239,525
Accrued management fees	469,070	12,086	211,758	468,997	260,460	387,954
Distribution and service plan
fees (Note 3)	566,872	37,971	–	516,330	250,238	410,815
Total liabilities	7,606,693	1,675,776	30,537,269	6,146,823	2,247,001	5,006,470
NET ASSETS	$886,854,795	$46,171,186	$549,161,610	$871,841,848	$448,202,705	$716,132,374

NET ASSETS CONSISTS OF:
Par value of shares of
capital stock	$355,261	$84,497	$5,491,616	$207,510	$152,613	$158,748
Additional paid-in capital	701,670,070	53,835,742	543,669,994	397,023,687	366,623,631	410,798,307
Undistributed net investment
income (loss)	(4,336,253)	–	–	(1,001,482)	1,922,307	(1,918,374)
Accumulated net realized gains
(losses) from investments and
foreign currency transactions	10,039,907	(6,927,893)	–	27,542,347	16,520,747	85,777,940
Net unrealized appreciation
(depreciation) on investments
and foreign currency
transactions	179,125,810	(821,160)	–	448,069,786	62,983,407	221,315,753
Net Assets	$886,854,795	$46,171,186	$549,161,610	$871,841,848	$448,202,705	$716,132,374

*Including repurchase agreements of $270,205,000 and $74,958,000 for Davis Government Money Market Fund and Davis Appreciation & Income Fund, respectively, and cost of $707,032,556, $47,951,302, $544,268,040, $424,563,758, $382,724,167, and $494,195,500 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS SERIES, INC.

STATEMENTS OF ASSETS AND LIABILITIES – (Continued)

At June 30, 2006 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
CLASS A SHARES
Net assets	$546,632,905	$19,640,829	$508,223,018	$642,702,750	$279,062,782	$451,258,077
Shares outstanding	21,228,380	3,590,294	508,223,018	14,963,208	9,493,407	10,007,823
Net asset value and redemption
price per share (net
assets/shares outstanding)	$25.75	$5.47	$1.00	$42.95	$29.40	$45.09
Maximum offering price per
share (100/95.25 of net
asset value)	$27.03	$5.74	$1.00	$45.09	$30.87	$47.34

CLASS B SHARES
Net assets	$88,858,288	$20,326,422	$32,760,327	$131,060,127	$61,934,925	$71,960,935
Shares outstanding	3,925,520	3,725,990	32,760,327	3,347,044	2,132,119	1,606,992
Net asset value, offering, and
redemption price per share (net
assets/shares outstanding)	$22.64	$5.46	$1.00	$39.16	$29.05	$44.78

CLASS C SHARES
Net assets	$193,059,879	$6,119,997	$8,178,265	$87,417,259	$65,386,880	$102,731,511
Shares outstanding	8,170,714	1,118,191	8,178,265	2,196,688	2,219,688	2,276,147
Net asset value, offering, and
redemption price per share (net
assets/shares outstanding)	$23.63	$5.47	$1.00	$39.80	$29.46	$45.13

CLASS Y SHARES
Net assets	$58,303,723	$83,938	$–	$10,661,712	$41,818,118	$90,181,851
Shares outstanding	2,201,460	15,221	–	244,032	1,416,107	1,983,809
Net asset value, offering, and
redemption price per share (net
assets/shares outstanding)	$26.48	$5.51	$–	$43.69	$29.53	$45.46

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2006 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME (LOSS):
Income:
Dividends:
Unaffiliated companies*	$4,247,478	$–	$–	$4,478,600	$2,052,889	$10,616,540
Affiliated companies	41,498	–	–	–	–	–
Interest	1,149,289	991,012	11,142,491	8,257	5,591,588	1,414,749
Total income	5,438,265	991,012	11,142,491	4,486,857	7,644,477	12,031,289
Expenses:
Management fees (Note 2)	2,660,486	70,824	1,148,573	2,823,604	1,488,342	2,263,715
Custodian fees	81,315	15,329	28,931	48,907	31,340	54,666
Transfer agent fees:
Class A	366,294	25,529	61,315	294,608	92,218	198,368
Class B	82,292	19,584	4,369	150,577	44,133	57,899
Class C	130,552	6,786	832	70,945	34,983	60,449
Class Y	28,503	181	–	7,867	5,891	9,992
Audit fees	9,000	6,600	10,200	16,200	9,000	10,800
Legal fees	7,228	412	3,922	7,529	3,664	5,956
Accounting fees (Note 2)	3,252	1,248	18,750	7,248	3,750	4,752
Reports to shareholders	89,980	6,248	35,497	98,032	40,471	105,001
Directors’ fees and expenses	41,748	2,263	22,620	42,994	20,868	34,282
Registration and filing fees	52,495	26,251	37,037	32,500	44,997	46,062
Interest expense	–	–	–	22,620	–	–
Miscellaneous	5,731	2,498	4,529	7,988	3,964	7,588
Distribution plan payments (Note 3):
Class A	633,993	21,138	–	593,895	257,253	495,379
Class B	476,982	112,263	–	808,730	343,723	406,484
Class C	869,865	27,538	–	454,153	301,727	507,306
Total expenses	5,539,716	344,692	1,376,575	5,488,397	2,726,324	4,268,699
Expenses paid indirectly
(Note 6)	(4,333)	(34)	(100)	(58)	(6,140)	(196)
Net expenses	5,535,383	344,658	1,376,475	5,488,339	2,720,184	4,268,503
Net investment income (loss)	(97,118)	646,354	9,766,016	(1,001,482)	4,924,293	7,762,786

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions:
Unaffiliated companies	18,461,167	(184,236)	–	23,492,521	10,359,975	44,396,696
Affiliated companies	(1,244,178)	–	–	–	–	–
Foreign currency transactions	(36,161)	–	–	–	–	10,156
Net change in unrealized
appreciation (depreciation) on
investments	26,134,861	(113,332)	–	(11,766,237)	7,785,404	26,637,586
Net realized and unrealized gain
(loss) on investments and foreign
currency	43,315,689	(297,568)	–	11,726,284	18,145,379	71,044,438
Net increase in net assets
resulting from operations	$43,218,571	$348,786	$9,766,016	$10,724,802	$23,069,672	$78,807,224

*Net of foreign taxes withheld
as follows	$334,816	$–	$–	$–	$7,118	$–

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 (Unaudited)

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(97,118)	$646,354	$9,766,016	$(1,001,482)	$4,924,293	$7,762,786
Net realized gain (loss) from
investments and foreign
currency transactions	17,180,828	(184,236)	–	23,492,521	10,359,975	44,406,852
Net change in unrealized
appreciation (depreciation) on
investments	26,134,861	(113,332)	–	(11,766,237)	7,785,404	26,637,586
Net increase in net assets
resulting from operations	43,218,571	348,786	9,766,016	10,724,802	23,069,672	78,807,224

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income
Class A	–	(300,971)	(9,003,717)	–	(1,505,793)	(1,840,558)
Class B	–	(276,987)	(639,617)	–	(253,466)	(187,048)
Class C	–	(66,778)	(122,682)	–	(228,423)	(245,648)
Class Y	–	(1,618)	–	–	(261,594)	(448,595)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5)
Class A	73,424,967	422,220	36,162,350	21,098,670	42,037,253	33,034,781
Class B	(13,126,896)	(4,741,009)	(2,492,322)	(62,817,191)	(16,875,461)	(24,782,657)
Class C	33,910,376	796,970	2,270,939	(7,902,909)	7,114,278	(3,557,538)
Class Y	5,147,054	(30,027)	–	(1,320,517)	2,712,902	1,357,683

Total increase (decrease)
in net assets	142,574,072	(3,849,414)	35,940,967	(40,217,145)	55,809,368	82,137,644

NET ASSETS:
Beginning of period	744,280,723	50,020,600	513,220,643	912,058,993	392,393,337	633,994,730
End of period*	$886,854,795	$46,171,186	$549,161,610	$871,841,848	$448,202,705	$716,132,374

*Including undistributed net
investment income (loss) of	$(4,336,253)	$–	$–	$(1,001,482)	$1,922,307	$(1,918,374)

See Notes to Financial Statements

DAVIS SERIES, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
OPERATIONS:
Net investment income (loss)	$(422,821)	$1,145,235	$14,583,614	$(1,943,026)	$6,294,705	$7,583,552
Net realized gain (loss) from
investments, options, and
foreign currency
transactions	20,697,247	(244,163)	–	61,134,819	16,194,444	76,881,565
Net change in unrealized
appreciation (depreciation) on
investments	31,135,605	(599,392)	–	3,880,395	(1,220,091)	(11,583,489)
Net increase in net assets
resulting from operations	51,410,031	301,680	14,583,614	63,072,188	21,269,058	72,881,628

DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS FROM:

Net investment income
Class A	(4,251,216)	(538,167)	(13,274,630)	–	(4,274,477)	(7,183,940)
Class B	(191,375)	(639,096)	(1,117,620)	–	(1,068,191)	(1,291,175)
Class C	(294,601)	(128,274)	(191,364)	–	(603,910)	(1,225,122)
Class Y	(406,750)	(5,297)		–	(816,652)	(1,796,648)

Realized gains from investment
transactions
Class A	(10,852,744)	–	–	(26,383,354)	(4,940,686)	(29,108,094)
Class B	(2,666,107)	–	–	(9,364,918)	(1,739,725)	(7,151,456)
Class C	(3,817,725)	–	–	(4,396,808)	(1,206,649)	(7,518,099)
Class Y	(756,743)	–	–	(498,295)	(817,068)	(6,148,349)

CAPITAL SHARE
TRANSACTIONS:
Net increase (decrease) in net
assets resulting from capital
share transactions (Note 5)
Class A	114,647,740	659,343	(46,589,118)	12,529,196	71,612,560	52,659,611
Class B	(12,821,053)	(9,161,956)	(11,729,691)	(87,496,299)	(6,725,200)	(40,170,726)
Class C	52,699,956	(1,219,277)	(841,326)	(11,642,782)	20,055,306	6,381,004
Class Y	31,541,664	(101,512)	–	1,419,527	6,345,866	8,661,846

Total increase (decrease)
in net assets	214,241,077	(10,832,556)	(59,160,135)	(62,761,545)	97,090,232	38,990,480

NET ASSETS:
Beginning of year	530,039,646	60,853,156	572,380,778	974,820,538	295,303,105	595,004,250
End of year*	$744,280,723	$50,020,600	$513,220,643	$912,058,993	$392,393,337	$633,994,730

*Including overdistributed net
investment income of	$(4,239,135)	$–	$–	$–	$(752,710)	$(6,959,311)

See Notes to Financial Statements

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “40 Act”) as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “the Funds”):

Davis Opportunity Fund seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses, are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

A.    VALUATION OF SECURITIES – The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principle exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS – The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION – The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY – The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.    FEDERAL INCOME TAXES – It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2006, Davis Government Bond Fund had approximately $91,000 of post October 2005 losses available to offset future capital gains, if any, which expire in 2014. At June 30, 2006, Davis Opportunity Fund had approximately $5,831,000 of post October 2005 losses available to offset future capital gains, if any, which expire in 2014. At June 30, 2006, Davis Government Bond Fund had available for Federal Income Tax purposes unused capital loss carryforwards as follows:

DAVIS
GOVERNMENT
BOND
FUND
Expiring
12/31/2007	$1,973,000
12/31/2008	906,000
12/31/2009	–
12/31/2010	–
12/31/2011	2,128,000
12/31/2012	1,243,000
12/31/2013	403,000
Total	$6,653,000

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION – Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (Continued)

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, distributions from real estate investment trusts, and distributions in connection with redemption of Fund shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to Davis Advisors, the Funds’ investment adviser (the “Adviser”). The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% for the first $250 million of average net assets, 0.65% on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the six months ended June 30, 2006, approximated 0.64%, 0.48%, 0.63%, 0.71%, and 0.66% of average net assets for the Davis Opportunity Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively. The fee for the Davis Government Bond Fund is 0.30%.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended June 30, 2006 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $26,553, $2,719, $4,670, $34,619, $12,693, and $19,185, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for these services for the six months ended June 30, 2006 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $3,252, $1,248, $18,750, $7,248, $3,750, and $4,752, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

During the six months ended June 30, 2006, Davis Distributors, LLC, the Funds’ Underwriter (the “Underwriter” or “Distributor”) received $934,656, $14,495, $185,818, 369,526, and $437,079 from commissions earned on sales of Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $142,843, $2,094, $27,419, $57,076, and $68,502 was retained by the Underwriter and the remaining $791,813, $12,401, $158,399, $312,450, and $368,577 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses, in excess of those required to be filed as part of the Funds’ registration statement, sales literature, and other expenses assumed or incurred in connection with such sales.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the six months ended June 30, 2006 was $633,993, $21,138, $593,895, $257,253, and $495,379, respectively.

CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1.00% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1.00%) of distribution charges that exceed the 1.00% annual limit in some future period or periods when the plan limits have not been reached.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

During the six months ended June 30, 2006, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $358,629, $84,308, $608,930, $258,316, and $305,806, respectively and service fees of $118,353, $27,955, $199,800, $85,407, and $100,678, respectively.

Commission advances by the Distributor during the six months ended June 30, 2006 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $174,521, $1,728, $46,800, $70,501, and $56,551, respectively, all of which was re-allowed to qualified selling dealers.

The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,652,299, $5,012,868, $25,202,651, $7,504,395, and $14,564,969, respectively, representing the cumulative commission advances by the Distributor on the sale of the Funds’ Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended June 30, 2006, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $52,515, $33,453, $85,846, $37,895, and $33,955, respectively.

CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

Class C shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Class C shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Funds’ Class C shares. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the NASD, which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1.00%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1.00% limitations applicable to the Class B Distribution Plan.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

During the six month period ended June 30, 2006, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution fees of $652,399, $20,654, $340,615, $226,295, and $380,480, respectively, and service fees of $217,466, $6,884, $113,538, $75,432, and $126,826, respectively.

Commission advances by the Distributor during the six months ended June 30, 2006, on the sale of Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $429,534, $5,198, $29,150, $97,487, $120,685, respectively, all of which was re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase. During the six months ended June 30, 2006, the Distributor received $11,615, $592, $3,680, $4,520, and $9,379 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2006 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$286,492,378	$15,538,129	$–	$116,365,586	$187,132,059
Proceeds of sales	$201,235,379	$14,036,938	$53,839,558	$54,063,613	$128,935,606

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 5 – CAPITAL STOCK

At June 30, 2006, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

CLASS A	Six months ended June 30, 2006
	(Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	4,554,810	966,219	331,483,716	1,739,689	2,064,346	1,729,493
Shares issued in reinvestment
of distributions	–	44,326	8,971,812	–	42,461	38,467
	4,554,810	1,010,545	340,455,528	1,739,689	2,106,807	1,767,960
Shares redeemed	(1,720,472)	(933,859)	(304,293,178)	(1,249,902)	(653,108)	(1,020,325)
Net increase	2,834,338	76,686	36,162,350	489,787	1,453,699	747,635

Proceeds from shares sold	$117,761,806	$5,297,927	$331,483,716	$74,822,566	$59,626,373	$76,028,571
Proceeds from shares issued in
reinvestment of distributions	–	243,048	8,971,812	–	1,233,924	1,747,205
	117,761,806	5,540,975	340,455,528	74,822,566	60,860,297	77,775,776
Cost of shares redeemed	(44,336,839)	(5,118,755)	(304,293,178)	(53,723,896)	(18,823,044)	(44,740,995)
Net increase	$73,424,967	$422,220	$36,162,350	$21,098,670	$42,037,253	$33,034,781

CLASS A	Year ended December 31, 2005
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	7,474,120	1,195,213	523,985,374	2,416,490	3,262,203	2,626,293
Shares issued in reinvestment
of distributions	614,243	80,966	13,239,222	590,153	269,698	863,281
	8,088,363	1,276,179	537,224,596	3,006,643	3,531,901	3,489,574
Shares redeemed	(3,250,613)	(1,157,922)	(583,813,714)	(2,761,678)	(934,775)	(2,158,861)
Net increase (decrease)	4,837,750	118,257	(46,589,118)	244,965	2,597,126	1,330,713

Proceeds from shares sold	$177,189,366	$6,626,788	$523,985,374	$99,045,919	$89,889,050	$103,892,344
Proceeds from shares issued in
reinvestment of distributions	14,784,827	448,555	13,239,222	25,234,942	7,503,464	34,735,967
	191,974,193	7,075,343	537,224,596	124,280,861	97,392,514	138,628,311
Cost of shares redeemed	(77,326,453)	(6,416,000)	(583,813,714)	(111,751,665)	(25,779,954)	(85,968,700)
Net increase (decrease)	$114,647,740	$659,343	$(46,589,118)	$12,529,196	$71,612,560	$52,659,611

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS B	Six months ended June 30, 2006
	(Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	433,089	671,130	7,975,363	47,188	184,395	69,658
Shares issued in reinvestment
of distributions	–	38,655	576,772	–	7,325	3,603
	433,089	709,785	8,552,135	47,188	191,720	73,261
Shares redeemed	(1,009,332)	(1,575,608)	(11,044,457)	(1,646,047)	(780,749)	(639,743)
Net decrease	(576,243)	(865,823)	(2,492,322)	(1,598,859)	(589,029)	(566,482)

Proceeds from shares sold	$9,870,297	$3,668,105	$7,975,363	$1,856,136	$5,266,557	$3,050,493
Proceeds from shares issued in
reinvestment of distributions	–	211,531	576,772	–	210,746	162,867
	9,870,297	3,879,636	8,552,135	1,856,136	5,477,303	3,213,360
Cost of shares redeemed	(22,997,193)	(8,620,645)	(11,044,457)	(64,673,327)	(22,352,764)	(27,996,017)
Net decrease	$(13,126,896)	$(4,741,009)	$(2,492,322)	$(62,817,191)	$(16,875,461)	$(24,782,657)

CLASS B	Year ended December 31, 2005
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	804,095	1,397,765	19,867,409	123,761	550,055	204,563
Shares issued in reinvestment
of distributions	123,661	89,776	1,001,610	218,032	88,627	187,101
	927,756	1,487,541	20,869,019	341,793	638,682	391,664
Shares redeemed	(1,539,731)	(3,144,641)	(32,598,710)	(2,678,426)	(880,536)	(1,408,247)
Net decrease	(611,975)	(1,657,100)	(11,729,691)	(2,336,633)	(241,854)	(1,016,583)

Proceeds from shares sold	$16,836,360	$7,737,383	$19,867,409	$4,689,609	$14,970,621	$7,966,899
Proceeds from shares issued in
reinvestment of distributions	2,629,047	496,196	1,001,610	8,544,698	2,439,268	7,479,288
	19,465,407	8,233,579	20,869,019	13,234,307	17,409,889	15,446,187
Cost of shares redeemed	(32,286,460)	(17,395,535)	(32,598,710)	(100,730,606)	(24,135,089)	(55,616,913)
Net decrease	$(12,821,053)	$(9,161,956)	$(11,729,691)	$(87,496,299)	$(6,725,200)	$(40,170,726)

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS C	Six months ended June 30, 2006
	(Unaudited)
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	1,892,944	391,091	5,718,515	102,575	383,679	288,314
Shares issued in reinvestment
of distributions	–	10,297	115,253	–	6,754	4,813
	1,892,944	401,388	5,833,768	102,575	390,433	293,127
Shares redeemed	(464,415)	(256,089)	(3,562,829)	(301,015)	(145,201)	(376,944)
Net increase (decrease)	1,428,529	145,299	2,270,939	(198,440)	245,232	(83,817)

Proceeds from shares sold	$44,905,866	$2,145,172	$5,718,515	$4,086,166	$11,119,216	$12,798,710
Proceeds from shares issued in
reinvestment of distributions	–	56,475	115,253	–	197,088	219,204
	44,905,866	2,201,647	5,833,768	4,086,166	11,316,304	13,017,914
Cost of shares redeemed	(10,995,490)	(1,404,677)	(3,562,829)	(11,989,075)	(4,202,026)	(16,575,452)
Net increase (decrease)	$33,910,376	$796,970	$2,270,939	$(7,902,909)	$7,114,278	$(3,557,538)

CLASS C	Year ended December 31, 2005
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund

Shares sold	2,929,518	543,976	7,107,917	227,352	893,529	492,010
Shares issued in reinvestment
of distributions	173,609	18,894	166,947	102,004	58,122	193,759
	3,103,127	562,870	7,274,864	329,356	951,651	685,769
Shares redeemed	(709,529)	(782,833)	(8,116,190)	(640,443)	(230,964)	(516,717)
Net increase (decrease)	2,393,598	(219,963)	(841,326)	(311,087)	720,687	169,052

Proceeds from shares sold	$64,264,886	$3,015,124	$7,107,917	$8,691,343	$24,810,716	$19,333,702
Proceeds from shares issued in
reinvestment of distributions	3,852,380	104,752	166,947	4,062,791	1,624,027	7,811,945
	68,117,266	3,119,876	7,274,864	12,754,134	26,434,743	27,145,647
Cost of shares redeemed	(15,417,310)	(4,339,153)	(8,116,190)	(24,396,916)	(6,379,437)	(20,764,643)
Net increase (decrease)	$52,699,956	$(1,219,277)	$(841,326)	$(11,642,782)	$20,055,306	$6,381,004

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 5 – CAPITAL STOCK – (Continued)

CLASS Y	Six months ended June 30, 2006
	(Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund

Shares sold	518,143	1,468	35,870	194,342	83,643
Shares issued in reinvestment
of distributions	–	243	–	8,498	9,449
	518,143	1,711	35,870	202,840	93,092
Shares redeemed	(326,723)	(7,143)	(65,965)	(109,831)	(62,375)
Net increase (decrease)	191,420	(5,432)	(30,095)	93,009	30,717

Proceeds from shares sold	$13,748,293	$8,090	$1,567,723	$5,663,462	$3,694,212
Proceeds from shares issued in
reinvestment of distributions	–	1,344	–	247,897	432,389
	13,748,293	9,434	1,567,723	5,911,359	4,126,601
Cost of shares redeemed	(8,601,239)	(39,461)	(2,888,240)	(3,198,457)	(2,768,918)
Net increase (decrease)	$5,147,054	$(30,027)	$(1,320,517)	$2,712,902	$1,357,683

CLASS Y	Year ended December 31, 2005
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund

Shares sold	1,498,422	4,262	109,142	217,671	164,400
Shares issued in reinvestment
of distributions	43,992	816	10,606	56,309	195,883
	1,542,414	5,078	119,748	273,980	360,283
Shares redeemed	(258,467)	(23,255)	(85,605)	(46,900)	(147,583)
Net increase (decrease)	1,283,947	(18,177)	34,143	227,080	212,700

Proceeds from shares sold	$36,772,410	$23,808	$4,500,930	$6,074,519	$6,759,625
Proceeds from shares issued in
reinvestment of distributions	1,087,489	4,560	460,920	1,571,611	7,940,229
	37,859,899	28,368	4,961,850	7,646,130	14,699,854
Cost of shares redeemed	(6,318,235)	(129,880)	(3,542,323)	(1,300,264)	(6,038,008)
Net increase (decrease)	$31,541,664	$(101,512)	$1,419,527	$6,345,866	$8,661,846

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 6 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custody fees are reduced for earnings on cash balances. Such reductions amounted to $4,333, $34, $100, $58, $6,140, and $196 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2006.

NOTE 7 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At June 30, 2006, Davis Financial Fund had no borrowings outstanding. For the six months ended June 30, 2006, the average daily loan balance was $828,182 at an average interest rate of 5.47111%. Davis Financial Fund had gross borrowings and gross repayments of $34,017,000 for each, during the six months ended June 30, 2006. The maximum amount of borrowings outstanding at any month end was $2,308,000. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the six months ended June 30, 2006.

NOTE 8 – OPTION ACTIVITY

Each Fund may purchase or sell options (including “put options”) to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore, foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds’ use of options.

Options are valued daily based upon the Funds’ valuation procedures (Note 1) and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

There was no written put option activity for the six months ended June 30, 2006.

DAVIS SERIES, INC.

NOTES TO FINANCIAL STATEMENTS – (Continued)

June 30, 2006 (Unaudited)

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $28,871,875 or 6.44% of the Fund’s net assets as of June 30, 2006.

Fund	Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of June 30, 2006

Davis Appreciation & Income Fund	Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into Devon Energy Corp.), 0.25%, 08/23/11	8/16/04	$12,400,000	124,000	$100.00	$155.50
Davis Appreciation & Income Fund	News America Inc., Conv. Notes, Zero Cpn., 3.38%, 02/28/21	10/07/03	$16,050,000	160,500	$61.16	$59.75

NOTE 10 – LITIGATION MATTERS

On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds (“Funds”) managed by Davis Selected Advisers L.P. (“Davis Advisors”) including the Davis Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the “Defendants”) used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States District Court for the Southern District of New York. All four suits were consolidated into a single action. In October 2005, the District Court issued an order dismissing the consolidated amended class action complaint. The plaintiffs subsequently sought a motion for reconsideration, which was denied in November 2005. In December 2005, the plaintiffs filed an appeal with the United States Court of Appeals for the Second Circuit. The appeal was withdrawn in March 2006.

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended 06/30/2006[6]	$24.29	$0.03 [3]	$1.43	$1.46
Year ended 12/31/2005	23.20	0.05 [3]	1.88	1.93
Year ended 12/31/2004	20.47	0.08	2.65	2.73
Year ended 12/31/2003	14.53	(0.07)	6.01	5.94
Year ended 12/31/2002	16.81	(0.07)	(2.21)	(2.28)
Year ended 12/31/2001	18.60	(0.07)	(1.44)	(1.51)
Davis Opportunity Fund Class B:
Six months ended 06/30/2006[6]	21.44	(0.07)[3]	1.27	1.20
Year ended 12/31/2005	20.55	(0.13)[3]	1.66	1.53
Year ended 12/31/2004	18.28	(0.08)	2.35	2.27
Year ended 12/31/2003	13.07	(0.19)	5.40	5.21
Year ended 12/31/2002	15.24	(0.17)	(2.00)	(2.17)
Year ended 12/31/2001	17.05	(0.18)	(1.35)	(1.53)
Davis Opportunity Fund Class C:
Six months ended 06/30/2006[6]	22.37	(0.06)[3]	1.32	1.26
Year ended 12/31/2005	21.42	(0.13)[3]	1.73	1.60
Year ended 12/31/2004	19.05	(0.06)	2.43	2.37
Year ended 12/31/2003	13.62	(0.17)	5.60	5.43
Year ended 12/31/2002	15.89	(0.16)	(2.11)	(2.27)
Year ended 12/31/2001	17.76	(0.13)	(1.46)	(1.59)
Davis Opportunity Fund Class Y:
Six months ended 06/30/2006[6]	24.95	0.07 [3]	1.46	1.53
Year ended 12/31/2005	23.81	0.13 [3]	1.93	2.06
Year ended 12/31/2004	20.93	0.17	2.71	2.88
Year ended 12/31/2003	14.80	(0.02)	6.15	6.13
Year ended 12/31/2002	17.07	(0.02)	(2.25)	(2.27)
Year ended 12/31/2001	18.83	(0.03)	(1.45)	(1.48)
Davis Government Bond Fund Class A:
Six months ended 06/30/2006[6]	5.50	0.09	(0.03)	0.06
Year ended 12/31/2005	5.60	0.15	(0.10)	0.05
Year ended 12/31/2004	5.73	0.14	(0.13)	0.01
Year ended 12/31/2003	5.92	0.09	(0.08)	0.01
Year ended 12/31/2002	5.68	0.21	0.27	0.48
Year ended 12/31/2001	5.60	0.26	0.08	0.34
Davis Government Bond Fund Class B:
Six months ended 06/30/2006[6]	5.49	0.07	(0.03)	0.04
Year ended 12/31/2005	5.59	0.12	(0.10)	0.02
Year ended 12/31/2004	5.71	0.10	(0.12)	(0.02)
Year ended 12/31/2003	5.91	0.03	(0.08)	(0.05)
Year ended 12/31/2002	5.66	0.17	0.28	0.45
Year ended 12/31/2001	5.58	0.23	0.07	0.30

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
										Gross		Net[4]

$–	$–	$–	$–	$–		$–	$25.75	6.01%	$546,633	1.10%[7]		1.10%[7]		0.21%[7]
(0.24)	(0.60)	–	–	–		(0.84)	24.29	8.33	446,794	1.15		1.15		0.18
–	–	–	–	–		–	23.20	13.34	314,526	1.20		1.20		0.39
–	–	–	–	–		–	20.47	40.88	204,015	1.30		1.30		(0.47)
–	–	–	–	–		–	14.53	(13.56)	111,685	1.31		1.31		(0.49)
–	(0.27)	–	(0.01)	–		(0.28)	16.81	(8.06)	101,057	1.23		1.23		(0.50)

–	–	–	–	–		–	22.64	5.60	88,858	1.88	[7]	1.88	[7]	(0.57)[7]
(0.04)	(0.60)	–	–	–		(0.64)	21.44	7.49	96,501	1.92		1.90		(0.57)
–	–	–	–	–		–	20.55	12.42	105,077	1.97		1.97		(0.38)
–	–	–	–	–		–	18.28	39.86	96,854	2.06		2.06		(1.23)
–	–	–	–	–		–	13.07	(14.24)	68,895	2.09		2.09		(1.27)
–	(0.27)	–	(0.01)	–		(0.28)	15.24	(8.92)	69,903	2.06		2.06		(1.33)

–	–	–	–	–		–	23.63	5.63	193,060	1.86	[7]	1.86	[7]	(0.55)[7]
(0.05)	(0.60)	–	–	–		(0.65)	22.37	7.48	150,844	1.91		1.90		(0.57)
–	–	–	–	–		–	21.42	12.44	93,149	1.97		1.97		(0.38)
–	–	–	–	–		–	19.05	39.87	59,174	2.05		2.05		(1.22)
–	–	–	–	–		–	13.62	(14.29)	38,793	2.06		2.06		(1.24)
–	(0.27)	–	(0.01)	–		(0.28)	15.89	(8.90)	30,879	2.08		2.08		(1.35)

–	–	–	–	–		–	26.48	6.13	58,304	0.81	[7]	0.81	[7]	0.50 [7]
(0.32)	(0.60)	–	–	–		(0.92)	24.95	8.70	50,142	0.85		0.85		0.48
–	–	–	–	–		–	23.81	13.76	17,287	0.86		0.86		0.73
–	–	–	–	–		–	20.93	41.42	6,577	0.93		0.93		(0.10)
–	–	–	–	–		–	14.80	(13.30)	4,353	0.93		0.93		(0.11)
–	(0.27)	–	(0.01)	–		(0.28)	17.07	(7.81)	4,309	0.91		0.91		(0.18)

(0.09)	–	–	–	–		(0.09)	5.47	1.02	19,641	1.05	[7]	1.05	[7]	3.15 [7]
(0.15)	–	–	–	–		(0.15)	5.50	0.98	19,340	1.10		1.08		2.52
(0.14)	–	–	–	–	[5]	(0.14)	5.60	0.17	19,025	1.25		1.25		1.84
(0.17)	–	–	–	(0.03)		(0.20)	5.73	0.10	25,168	1.13		1.13		1.96
(0.23)	–	(0.01)	–	–		(0.24)	5.92	8.66	29,892	1.08		1.08		3.40
(0.26)	–	–	–	–		(0.26)	5.68	6.27	18,198	1.22		1.22		4.59

(0.07)	–	–	–	–		(0.07)	5.46	0.67	20,326	1.73	[7]	1.73	[7]	2.47 [7]
(0.12)	–	–	–	–		(0.12)	5.49	0.33	25,208	1.79		1.77		1.83
(0.10)	–	–	–	–	[5]	(0.10)	5.59	(0.33)	34,921	1.89		1.89		1.20
(0.12)	–	–	–	(0.03)		(0.15)	5.71	(0.80)	62,549	1.82		1.82		1.27
(0.19)	–	(0.01)	–	–		(0.20)	5.91	8.05	99,461	1.82		1.82		2.66
(0.22)	–	–	–	–		(0.22)	5.66	5.48	37,541	1.94		1.94		3.87

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended 06/30/2006[6]	$5.51	$0.07	$(0.04)	$0.03
Year ended 12/31/2005	5.61	0.12	(0.10)	0.02
Year ended 12/31/2004	5.73	0.10	(0.12)	(0.02)
Year ended 12/31/2003	5.93	0.01	(0.06)	(0.05)
Year ended 12/31/2002	5.68	0.17	0.28	0.45
Year ended 12/31/2001	5.60	0.23	0.07	0.30
Davis Government Bond Fund Class Y:
Six months ended 06/30/2006[6]	5.55	0.09	(0.04)	0.05
Year ended 12/31/2005	5.65	0.17	(0.10)	0.07
Year ended 12/31/2004	5.77	0.15	(0.12)	0.03
Year ended 12/31/2003	5.97	0.11	(0.10)	0.01
Year ended 12/31/2002	5.72	0.22	0.28	0.50
Year ended 12/31/2001	5.64	0.29	0.07	0.36
Davis Government Money Market Fund Class A, B, C & Y:
Six months ended 06/30/2006[6]	1.000	0.020	–	0.020
Year ended 12/31/2005	1.000	0.026	–	0.026
Year ended 12/31/2004	1.000	0.008	–	0.008
Year ended 12/31/2003	1.000	0.006	–	0.006
Year ended 12/31/2002	1.000	0.014	–	0.014
Year ended 12/31/2001	1.000	0.037	–	0.037
Davis Financial Fund Class A:
Six months ended 06/30/2006[6]	42.40	0.01	0.54	0.55
Year ended 12/31/2005	41.00	0.04	3.27	3.31
Year ended 12/31/2004	36.57	0.02	4.41	4.43
Year ended 12/31/2003	26.72	0.08	9.77	9.85
Year ended 12/31/2002	32.98	0.06	(6.32)	(6.26)
Year ended 12/31/2001	36.30	(0.06)	(3.26)	(3.32)
Davis Financial Fund Class B:
Six months ended 06/30/2006[6]	38.83	(0.17)[3]	0.50	0.33
Year ended 12/31/2005	38.03	(0.29)[3]	3.00	2.71
Year ended 12/31/2004	34.22	(0.33)	4.14	3.81
Year ended 12/31/2003	25.21	(0.18)	9.19	9.01
Year ended 12/31/2002	31.39	(0.21)	(5.97)	(6.18)
Year ended 12/31/2001	34.85	(0.33)	(3.13)	(3.46)
Davis Financial Fund Class C:
Six months ended 06/30/2006[6]	39.46	(0.17)[3]	0.51	0.34
Year ended 12/31/2005	38.62	(0.30)[3]	3.05	2.75
Year ended 12/31/2004	34.75	(0.32)	4.19	3.87
Year ended 12/31/2003	25.61	(0.18)	9.32	9.14
Year ended 12/31/2002	31.88	(0.21)	(6.06)	(6.27)
Year ended 12/31/2001	35.40	(0.32)	(3.20)	(3.52)

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income		Distributions in Excess of Net Realized Gains	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
											Gross		Net[4]

$(0.07)	$–	$–		$–	$–		$(0.07)	$5.47	0.47%	$6,120	1.80%[7]		1.80%[7]		2.40%[7]
(0.12)	–	–		–	–		(0.12)	5.51	0.29	5,358	1.84		1.82		1.78
(0.10)	–	–		–	–	[5]	(0.10)	5.61	(0.34)	6,688	1.93		1.93		1.16
(0.12)	–	–		–	(0.03)		(0.15)	5.73	(0.80)	12,955	1.85		1.85		1.24
(0.19)	–	(0.01)		–	–		(0.20)	5.93	8.03	25,107	1.83		1.83		2.65
(0.22)	–	–		–	–		(0.22)	5.68	5.44	12,335	1.96		1.96		3.85

(0.09)	–	–		–	–		(0.09)	5.51	0.90	84	0.93	[7]	0.93	[7]	3.27 [7]
(0.17)	–	–		–	–		(0.17)	5.55	1.22	115	0.98		0.97		2.63
(0.15)	–	–		–	–	[5]	(0.15)	5.65	0.61	219	1.02		1.02		2.07
(0.18)	–	–		–	(0.03)		(0.21)	5.77	0.17	263	0.92		0.92		2.17
(0.25)	–	–	[5]	–	–		(0.25)	5.97	9.05	296	0.88		0.88		3.60
(0.28)	–	–		–	–		(0.28)	5.72	6.54	438	0.96		0.96		4.85

(0.020)	–	–		–	–		(0.020)	1.000	2.02	549,162	0.57	[7]	0.57	[7]	4.04 [7]
(0.026)	–	–		–	–		(0.026)	1.000	2.68	513,221	0.57		0.56		2.65
(0.008)	–	–		–	–		(0.008)	1.000	0.83	572,381	0.58		0.58		0.83
(0.006)	–	–		–	–		(0.006)	1.000	0.62	571,431	0.60		0.60		0.62
(0.014)	–	–		–	–		(0.014)	1.000	1.38	600,912	0.59		0.59		1.35
(0.037)	–	–		–	–		(0.037)	1.000	3.77	505,713	0.59		0.59		3.75

–	–	–		–	–		–	42.95	1.30	642,703	0.98	[7]	0.98	[7]	0.03 [7]
–	(1.91)	–		–	–		(1.91)	42.40	8.03	613,683	0.99		0.98		0.10
–	–	–		–	–		–	41.00	12.11	583,387	1.01		1.01		0.05
–	–	–		–	–		–	36.57	36.86	535,300	1.10		1.10		0.27
–	–	–		–	–		–	26.72	(18.98)	415,641	1.11		1.11		0.18
–	–	–		–	–		–	32.98	(9.15)	600,540	1.08		1.08		(0.20)

–	–	–		–	–		–	39.16	0.85	131,060	1.88	[7]	1.88	[7]	(0.87)[7]
–	(1.91)	–		–	–		(1.91)	38.83	7.08	192,049	1.88		1.85		(0.77)
–	–	–		–	–		–	38.03	11.13	276,945	1.88		1.88		(0.82)
–	–	–		–	–		–	34.22	35.74	304,513	1.98		1.98		(0.61)
–	–	–		–	–		–	25.21	(19.69)	270,645	1.95		1.95		(0.66)
–	–	–		–	–		–	31.39	(9.93)	415,607	1.90		1.90		(1.02)

–	–	–		–	–		–	39.80	0.86	87,417	1.85	[7]	1.85	[7]	(0.84)[7]
–	(1.91)	–		–	–		(1.91)	39.46	7.07	94,512	1.87		1.85		(0.77)
–	–	–		–	–		–	38.62	11.14	104,508	1.89		1.89		(0.83)
–	–	–		–	–		–	34.75	35.69	108,557	1.99		1.99		(0.62)
–	–	–		–	–		–	25.61	(19.67)	94,557	1.96		1.96		(0.67)
–	–	–		–	–		–	31.88	(9.94)	145,817	1.90		1.90		(1.02)

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended 06/30/2006[6]	$43.10	$0.04		$0.55	$0.59
Year ended 12/31/2005	41.59	0.09		3.33	3.42
Year ended 12/31/2004	37.03	0.09		4.47	4.56
Year ended 12/31/2003	27.00	0.17		9.86	10.03
Year ended 12/31/2002	33.27	0.14		(6.41)	(6.27)
Year ended 12/31/2001	36.56	–	[5]	(3.29)	(3.29)
Davis Appreciation & Income Fund Class A:
Six months ended 06/30/2006[6]	27.94	0.36		1.27	1.63
Year ended 12/31/2005	27.50	0.59		1.11	1.70
Year ended 12/31/2004	24.95	0.65		2.57	3.22
Year ended 12/31/2003	20.30	0.74		4.65	5.39
Year ended 12/31/2002	21.36	0.80		(1.06)	(0.26)
Year ended 12/31/2001	23.96	0.76		(2.57)	(1.81)
Davis Appreciation & Income Fund Class B:
Six months ended 06/30/2006[6]	27.67	0.24	[3]	1.25	1.49
Year ended 12/31/2005	27.25	0.35		1.08	1.43
Year ended 12/31/2004	24.72	0.41		2.54	2.95
Year ended 12/31/2003	20.13	0.52		4.59	5.11
Year ended 12/31/2002	21.16	0.60		(1.03)	(0.43)
Year ended 12/31/2001	23.74	0.54		(2.55)	(2.01)
Davis Appreciation & Income Fund Class C:
Six months ended 06/30/2006[6]	28.06	0.25		1.26	1.51
Year ended 12/31/2005	27.62	0.36		1.10	1.46
Year ended 12/31/2004	25.06	0.42		2.57	2.99
Year ended 12/31/2003	20.40	0.53		4.66	5.19
Year ended 12/31/2002	21.45	0.61		(1.05)	(0.44)
Year ended 12/31/2001	24.06	0.55		(2.58)	(2.03)
Davis Appreciation & Income Fund Class Y:
Six months ended 06/30/2006[6]	28.05	0.40		1.27	1.67
Year ended 12/31/2005	27.61	0.66		1.11	1.77
Year ended 12/31/2004	25.04	0.71		2.58	3.29
Year ended 12/31/2003	20.38	0.78		4.66	5.44
Year ended 12/31/2002	21.43	0.84		(1.05)	(0.21)
Year ended 12/31/2001	24.05	0.82		(2.61)	(1.79)
Davis Real Estate Fund Class A:
Six months ended 06/30/2006[6]	40.23	0.55		4.50	5.05
Year ended 12/31/2005	39.52	0.59		4.37	4.96
Year ended 12/31/2004	30.32	0.64		9.32	9.96
Year ended 12/31/2003	22.79	0.90		7.53	8.43
Year ended 12/31/2002	22.29	0.82		0.50	1.32
Year ended 12/31/2001	22.06	0.77		0.45	1.22

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$–	$–	$–	$–	$–	$–	$43.69	1.37%	$10,662	0.84%[7]		0.84%[7]		0.17%[7]
–	(1.91)	–	–	–	(1.91)	43.10	8.18	11,815	0.85		0.84		0.24
–	–	–	–	–	–	41.59	12.31	9,980	0.85		0.85		0.21
–	–	–	–	–	–	37.03	37.15	11,563	0.91		0.91		0.46
–	–	–	–	–	–	27.00	(18.85)	12,727	0.88		0.88		0.41
–	–	–	–	–	–	33.27	(9.00)	23,266	0.87		0.87		0.01

(0.17)	–	–	–	–	(0.17)	29.40	5.84	279,063	1.06	[7]	1.06	[7]	2.58	[7]
(0.62)	(0.64)	–	–	–	(1.26)	27.94	6.29	224,600	1.07		1.07		2.12
(0.67)	–	–	–	–	(0.67)	27.50	13.08	149,687	1.08		1.08		2.52
(0.74)	–	–	–	–	(0.74)	24.95	26.94	114,003	1.10		1.10		3.38
(0.80)	–	–	–	–	(0.80)	20.30	(1.21)	80,751	1.09		1.09		3.69
(0.76)	–	–	–	(0.03)	(0.79)	21.36	(7.56)	89,077	1.09		1.09		3.31

(0.11)	–	–	–	–	(0.11)	29.05	5.38	61,935	1.91	[7]	1.91	[7]	1.73	[7]
(0.37)	(0.64)	–	–	–	(1.01)	27.67	5.30	75,289	1.94		1.93		1.26
(0.42)	–	–	–	–	(0.42)	27.25	12.06	80,729	1.99		1.99		1.61
(0.52)	–	–	–	–	(0.52)	24.72	25.71	72,181	2.03		2.03		2.45
(0.60)	–	–	–	–	(0.60)	20.13	(2.01)	53,326	2.03		2.03		2.75
(0.54)	–	–	–	(0.03)	(0.57)	21.16	(8.47)	57,692	2.01		2.00		2.40

(0.11)	–	–	–	–	(0.11)	29.46	5.38	65,387	1.90	[7]	1.90	[7]	1.74	[7]
(0.38)	(0.64)	–	–	–	(1.02)	28.06	5.34	55,395	1.93		1.93		1.26
(0.43)	–	–	–	–	(0.43)	27.62	12.05	34,627	1.98		1.98		1.62
(0.53)	–	–	–	–	(0.53)	25.06	25.75	24,531	2.02		2.02		2.46
(0.61)	–	–	–	–	(0.61)	20.40	(2.04)	14,428	2.05		2.04		2.74
(0.55)	–	–	–	(0.03)	(0.58)	21.45	(8.44)	12,717	2.02		2.02		2.38

(0.19)	–	–	–	–	(0.19)	29.53	5.96	41,818	0.81	[7]	0.81	[7]	2.83	[7]
(0.69)	(0.64)	–	–	–	(1.33)	28.05	6.52	37,110	0.83		0.83		2.36
(0.72)	–	–	–	–	(0.72)	27.61	13.35	30,260	0.86		0.86		2.74
(0.78)	–	–	–	–	(0.78)	25.04	27.13	25,892	0.88		0.88		3.60
(0.84)	–	–	–	–	(0.84)	20.38	(0.96)	19,445	0.88		0.88		3.90
(0.82)	–	–	–	(0.01)	(0.83)	21.43	(7.43)	20,865	0.88		0.88		3.52

(0.19)	–	–	–	–	(0.19)	45.09	12.55	451,258	1.07	[7]	1.07	[7]	2.43	[7]
(0.83)	(3.42)	–	–	–	(4.25)	40.23	12.76	372,571	1.10		1.09		1.48
(0.76)	–	–	–	–	(0.76)	39.52	33.22	313,378	1.26		1.26		1.93
(0.90)	–	–	–	–	(0.90)	30.32	37.52	190,505	1.30		1.30		3.40
(0.82)	–	–	–	–	(0.82)	22.79	5.89	143,585	1.28		1.28		3.17
(0.77)	–	(0.22)	–	–	(0.99)	22.29	5.66	167,043	1.19		1.19		3.41

DAVIS SERIES, INC.

FINANCIAL HIGHLIGHTS – (Continued)

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended 06/30/2006[6]	$40.05	$0.33	[3]	$4.50	$4.83
Year ended 12/31/2005	39.36	0.30		4.34	4.64
Year ended 12/31/2004	30.20	0.43		9.26	9.69
Year ended 12/31/2003	22.71	0.72		7.49	8.21
Year ended 12/31/2002	22.21	0.65		0.50	1.15
Year ended 12/31/2001	21.99	0.56		0.45	1.01
Davis Real Estate Fund Class C:
Six months ended 06/30/2006[6]	40.35	0.34		4.54	4.88
Year ended 12/31/2005	39.63	0.31		4.37	4.68
Year ended 12/31/2004	30.41	0.43		9.33	9.76
Year ended 12/31/2003	22.87	0.72		7.54	8.26
Year ended 12/31/2002	22.37	0.65		0.50	1.15
Year ended 12/31/2001	22.14	0.56		0.47	1.03
Davis Real Estate Fund Class Y:
Six months ended 06/30/2006[6]	40.53	0.61		4.55	5.16
Year ended 12/31/2005	39.78	0.74		4.42	5.16
Year ended 12/31/2004	30.51	0.82		9.37	10.19
Year ended 12/31/2003	22.93	1.02		7.58	8.60
Year ended 12/31/2002	22.42	0.91		0.51	1.42
Year ended 12/31/2001	22.20	0.85		0.44	1.29

Portfolio Turnover[2] (for all classes of shares)	Six months ended June 30,	Year ended December 31,
	2006[6]	2005	2004	2003	2002	2001
Davis Opportunity Fund	24.95%	35.77%	22.22%	42.34%	42.74%	40.96%
Davis Government Bond Fund	31.17	55.46	165.17	121.61	69.89	149.03
Davis Financial Fund	–	5.17	–	9.29	14.88	17.80
Davis Appreciation & Income Fund	16.59	16.64	21.26	33.35	34.26	20.38
Davis Real Estate Fund	20.38	24.86	31.37	25.93	52.57	34.91

Dividends and Distributions
Dividends from Net Investment Income	Distributions from Realized Gains	Distributions in Excess of Net Investment Income	Distributions in Excess of Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[1]	Net Assets, End of Period (000 omitted)	Ratio of Expenses To Average Net Assets				Ratio of Net Investment Income (Loss) to Average Net Assets
									Gross		Net[4]

$(0.10)	$–	$–	$–	$–	$(0.10)	$44.78	12.06%	$71,961	1.88%[7]		1.88%[7]		1.62%[7]
(0.53)	(3.42)	–	–	–	(3.95)	40.05	11.91	87,039	1.89		1.88		0.69
(0.53)	–	–	–	–	(0.53)	39.36	32.34	125,550	1.94		1.94		1.25
(0.72)	–	–	–	–	(0.72)	30.20	36.52	110,303	1.99		1.99		2.71
(0.65)	–	–	–	–	(0.65)	22.71	5.13	91,740	2.00		2.00		2.45
(0.56)	–	(0.23)	–	–	(0.79)	22.21	4.70	87,899	1.99		1.99		2.61

(0.10)	–	–	–	–	(0.10)	45.13	12.10	102,732	1.86	[7]	1.86	[7]	1.64	[7]
(0.54)	(3.42)	–	–	–	(3.96)	40.35	11.93	95,229	1.88		1.87		0.70
(0.54)	–	–	–	–	(0.54)	39.63	32.37	86,835	1.93		1.93		1.26
(0.72)	–	–	–	–	(0.72)	30.41	36.52	57,657	1.97		1.97		2.73
(0.65)	–	–	–	–	(0.65)	22.87	5.11	38,299	1.97		1.97		2.48
(0.56)	–	(0.24)	–	–	(0.80)	22.37	4.75	39,165	1.97		1.96		2.64

(0.23)	–	–	–	–	(0.23)	45.46	12.72	90,182	0.76	[7]	0.76	[7]	2.74	[7]
(0.99)	(3.42)	–	–	–	(4.41)	40.53	13.20	79,156	0.77		0.77		1.80
(0.92)	–	–	–	–	(0.92)	39.78	33.85	69,241	0.80		0.80		2.39
(1.02)	–	–	–	–	(1.02)	30.51	38.10	53,740	0.84		0.84		3.86
(0.91)	–	–	–	–	(0.91)	22.93	6.33	39,456	0.84		0.84		3.61
(0.85)	–	(0.22)	–	–	(1.07)	22.42	5.95	39,203	0.85		0.85		3.75

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns for periods of less than one full year are not annualized.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Per share calculations were based on average shares outstanding for the period.

4    The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

5    Less than $0.005 per share.

6    Unaudited.

7    Annualized.

See Notes to Financial Statements

DAVIS SERIES, INC.

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions, which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2006 board meeting, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Funds and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent and quality of services provided, the Independent Directors also considered the full range of services, which Davis Advisors provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	handling shareholder transactions and requests, as efficiently and effectively as possible;
3.	providing investor education materials that help to foster healthy investor behavior; and
4.	managing third party service providers, accounting, legal and compliance services.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements - (Continued)

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for shareholders over time.

The Independent Directors observed that Davis Advisors has consistently demonstrated a shareholder orientation. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Davis Funds do so primarily to gain access to Davis Advisors’ investment expertise and shareholder orientation.

For 2005, Davis Advisors was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, says that Davis Advisors "sets the bar for others in the industry. At a time when other firms don't always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

The Independent Directors concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund out-performed its benchmark, the Russell 3000® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Opportunity Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Opportunity Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund out-performed its benchmark, the Standard & Poor’s 500® Index, over longer-term investment horizons. Davis Financial Fund exeeded the average performance of its peer group, as determined by an independent service provider, over the 10-year and 3-year investment horizons, while trailing the peer group over the 5-year investment horizon.

The Independent Directors considered the expense ratio for Davis Financial Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Financial Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, over longer-term investment horizons. Davis Real Estate Fund exceeded the average performance of its peer group, as determined by an independent service provider, over the 1-year and 3-year investment horizons and trailed the peer group over the 5-year and 10-year investment horizons.

The Independent Directors considered the expense ratio for Davis Real Estate Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Real Estate Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund out-performed its benchmark, the Standard & Poor’s 500® Index and exceeded the average performance of its peer group, as determined by an independent service provider, over all investment horizons reviewed.

The Independent Directors considered the expense ratio for Davis Appreciation & Income Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Appreciation & Income Fund. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS SERIES, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS - (Continued)

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund trailed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index and trailed the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons. The Independent Directors continue to monitor the performance of the Fund.

The Independent Directors considered the total expense ratio for Davis Government Bond Fund and noted that it is higher than the range of average expense ratios of its peer group as determined by an independent service provider. The Independent Directors continue to monitor the expenses of the Fund.

The Independent Directors considered the fixed advisory fee schedule for Davis Government Bond Fund, observed that fixed fee schedules are common with competitive government bond funds, the Fund’s management fee is lower than its peer group, and concluded that at current assets, the fee schedule was appropriate.

Davis Government Money Market Fund

The Independent Directors noted that Davis Government Money Market Fund exceeded the average performance of its peer group, as determined by an independent service provider, over all reviewed investment horizons.

The Independent Directors considered the total expense ratio for Davis Government Money Market Fund and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the advisory fee schedule for Davis Government Money Market Fund and concluded that it represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Funds and their shareholders. The Independent Directors therefore recommended continuation of the Advisory Agreements.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired, Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	12	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	12	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Independent Directors – (Continued)

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994	Chairman of John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty; Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner of Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

DAVIS SERIES, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and		Fund
	Position(s)	Length of		Complex
Name	Held With	Time	Principal Occupation(s)	Overseen by	Other Directorships
(birthdate)	Fund	Served	During Past Five Years	Director	Held by Director

Inside Directors* - (Continued)

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*

Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS SERIES, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President – Davis Appreciation & Income
Thomas S. Gayner	Fund, Davis Real Estate Fund &
Jerry D. Geist	Vice President – Davis Opportunity Fund, Davis
D. James Guzy	Government Bond Fund, Davis Government
G. Bernard Hamilton	Money Market Fund, & Davis Financial Fund
Samuel H. Iapalucci	Christopher C. Davis
Robert P. Morgenthau	President – Davis Opportunity Fund,
Theodore B. Smith, Jr.	Davis Financial Fund & Vice President - Davis
Christian R. Sonne	Government Bond Fund, Davis Government
Marsha Williams	Money Market Fund, Davis Appreciation &
Income Fund, & Davis Real Estate Fund
Creston A. King
President – Davis Government Money Market
Investment Adviser	Fund & Davis Government Bond Fund
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)	Kenneth C. Eich
2949 East Elvira Road, Suite 101	Executive Vice President & Principal
Tucson, Arizona 85706	Executive Officer
(800) 279-0279	Sharra L. Reed
Vice President & Chief Compliance Officer
Distributor	Douglas A. Haines
Davis Distributors, LLC	Vice President & Principal Accounting Officer
2949 East Elvira Road, Suite 101	Thomas D. Tays
Tucson, Arizona 85706	Vice President & Secretary

Transfer Agent
Boston Financial Data Services, Inc
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 31, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 31, 2006